UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   ---------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 878-4066
                                                   -----------------------------

Date of fiscal year end:  9/30
                          ------------------

Date of reporting period:  3/31/10
                           -----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                                                  March 31, 2010
                                                                     (Unaudited}

Semi-Annual Report

--------------------------------------------------------------------------------

TOUCHSTONE INVESTMENT TRUST

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE INVESTMENTS(R)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                           Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)                 3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        4-5
--------------------------------------------------------------------------------
Statements of Operations                                                    6-7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         8-9
--------------------------------------------------------------------------------
Financial Highlights                                                      10-15
--------------------------------------------------------------------------------
Notes to Financial Statements                                             16-27
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      Core Bond Fund                                                      28-31
--------------------------------------------------------------------------------
      High Yield Fund                                                     32-35
--------------------------------------------------------------------------------
      Institutional Money Market Fund                                     36-39
--------------------------------------------------------------------------------
      Money Market Fund                                                   40-43
--------------------------------------------------------------------------------
Other Items                                                               44-50
--------------------------------------------------------------------------------
Privacy Protection Policy                                                    51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2010
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               17.1
U.S. Agency                                                                 12.4
AAA/Aaa                                                                     13.8
AA/Aa                                                                        2.6
A/A                                                                         13.1
BBB/Baa                                                                     17.3
BB/Ba                                                                        7.7
B/B                                                                          9.2
CCC                                                                          4.7
CC                                                                           0.5
Not Rated                                                                    1.6
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
BBB/Baa                                                                      2.7
BB                                                                          21.9
B                                                                           64.7
CCC                                                                         10.7
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1/P-1/F-1                                                                 96.6
FW1 (NR)*                                                                    3.4
                                                                          ------
                                                                           100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION                                            (% OF INVESTMENT
                                                                     SECURITIES)
Variable Rate Demand Notes                                                  58.2
Corporate Notes/Commercial Paper                                            13.5
Municipal Securities                                                         4.6
U.S. Government Securities                                                  16.2
Bank CD/Time Deposits                                                        7.5
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1/P-1/F-1                                                                 96.2
FW1 (NR)*                                                                    3.8
                                                                          ------
                                                                           100.0
                                                                          ------

                                                                (% OF INVESTMENT
                                                                     SECURITIES)
PORTFOLIO ALLOCATION
Variable Rate Demand Notes                                                  66.1
Corporate Notes/Commercial Paper                                            12.3
Municipal Securities                                                         5.3
U.S. Government Securities                                                  16.3
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

* Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      CORE BOND        HIGH YIELD
                                                                                                        FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                                                        $     49,475,200   $    99,827,834
====================================================================================================================================
  Affiliated securities, at market value                                                         $      4,905,370   $       351,468
  Non-affiliated securities, at market value                                                           44,050,193       101,753,731
------------------------------------------------------------------------------------------------------------------------------------
  At market value - including $745,147 of securities loaned for the High Yield Fund              $     48,955,563   $   102,105,199
Dividends and interest receivable                                                                         428,582         2,090,740
Receivable for capital shares sold                                                                        173,138         2,056,665
Receivable for securities sold                                                                            264,821         2,556,330
Receivable for securities lending income                                                                       --            81,562
Tax reclaim receivable                                                                                      1,005
Other assets                                                                                               21,316            30,931
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                           49,844,425       108,921,427
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                                                         156,227           809,566
Payable upon return of securities loaned                                                                       --           795,283
Payable for capital shares redeemed                                                                        38,113           255,074
Payable for securities purchased                                                                        4,432,846         3,007,590
Payable to Advisor                                                                                         13,858            45,329
Payable to other affiliates                                                                                    --            15,517
Payable to Trustees                                                                                         5,023             5,023
Other accrued expenses and liabilities                                                                     68,824            75,723
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                       4,714,891         5,009,105
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                       $     45,129,534   $   103,912,322
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                                                  $     47,196,294   $   113,588,168
Undistributed net investment income                                                                        27,796           213,693
Accumulated net realized losses from security transactions                                             (1,574,919)      (12,166,904)
Net unrealized appreciation (depreciation) on investments                                                (519,637)        2,277,365
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $     45,129,534   $   103,912,322
====================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                                        $     37,953,151   $    74,207,745
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)         3,793,054         8,761,257
====================================================================================================================================
Net asset value and redemption price per share                                                   $          10.01   $          8.47
====================================================================================================================================
Maximum offering price per share                                                                 $           9.96   $          8.89
====================================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                                                        $      7,176,383   $    21,882,304
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)           761,070         2,586,516
====================================================================================================================================
Net asset value, offering price and redemption price per share*                                  $           9.43   $          8.46
====================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                                                        $             --   $     7,822,273
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)                --           907,249
====================================================================================================================================
Net asset value, offering price and redemption price per share                                   $             --   $          8.62
====================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                    INSTITUTIONAL         MONEY
                                                                                                        MONEY            MARKET
                                                                                                     MARKET FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Investment securities, at amortized cost                                                        $   364,570,307   $   229,276,456
====================================================================================================================================
Total investment securities                                                                       $   364,570,307   $   229,276,456
Cash                                                                                                      661,260                --
Dividends and interest receivable                                                                       1,381,249           522,071
Receivable from Advisor                                                                                                      27,077
Other assets                                                                                               28,091            19,590
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                          366,640,907       229,845,194
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                                                          75,671             1,972
Payable for capital shares redeemed                                                                                          13,400
Payable for securities purchased                                                                          860,376           430,188
Payable to Advisor                                                                                         50,091                --
Payable to other affiliates                                                                                    --           118,020
Payable to Trustees                                                                                         5,430             8,822
Other accrued expenses and liabilities                                                                     72,042           148,737
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                       1,063,610           721,139
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                        $   365,577,297   $   229,124,055
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                                                   $   365,616,313   $   229,125,979
Accumulated net realized losses from security transactions                                                (39,016)           (1,924)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $   365,577,297   $   229,124,055
====================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                                         $   365,577,297   $    83,009,455
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)       365,609,801        83,041,757
====================================================================================================================================
Net asset value, offering price and redemption price per share                                    $          1.00   $          1.00
====================================================================================================================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares                                                         $            --   $   146,114,600
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)                --       146,115,983
====================================================================================================================================
Net asset value, offering price and redemption price per share                                    $            --   $          1.00
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                    CORE BOND     HIGH YIELD
                                                                      FUND           FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                           $ 1,100,229   $ 5,096,513
Dividends from affiliated securities                                     5,917         3,915
Dividends from non-affiliated securities                                    --         7,859
Income from securities loaned                                               --         2,708
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              1,106,146     5,110,995
--------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                               108,786       266,579
Distribution expenses, Class A                                          45,897        85,659
Distribution expenses, Class B*                                             --        13,879
Distribution expenses, Class C                                          33,983       102,533
Administration fees                                                     43,515        96,660
Transfer Agent fees, Class A                                            18,125        22,725
Transfer Agent fees, Class B*                                               --         2,470
Transfer Agent fees, Class C                                             3,588         4,805
Transfer Agent fees, Class Y                                                --           162
Professional fees                                                       13,428        13,469
Postage and supplies                                                    12,243        14,607
Registration fees                                                           --            --
Registration fees, Class A                                               8,493        16,035
Registration fees, Class B*                                                 --         5,876
Registration fees, Class C                                               7,961        11,876
Registration fees, Class Y                                                  --         1,388
Reports to shareholders                                                  5,369         7,957
Custodian fees                                                           4,829         4,365
Trustees' fees and expenses                                              4,972         4,972
Compliance fees and expenses                                               597           795
Other expenses                                                           7,184         8,136
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                         318,970       684,948
Fees waived by the Administrator                                       (43,515)      (95,616)
Other operating expenses reimbursed by the Advisor                     (54,052)           --
--------------------------------------------------------------------------------------------
NET EXPENSES                                                           221,403       589,332
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  884,743     4,521,663
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain from security transactions                           617,490       677,566
Net change in unrealized appreciation/depreciation on investments      438,394     2,252,778
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     1,055,884     2,930,344
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,940,627   $ 7,452,007
============================================================================================

*     Class B closed on January 27, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL       MONEY
                                                         MONEY           MARKET
                                                      MARKET FUND         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                              $ 1,090,218   $   806,758
Dividends from non-affiliated securities                    2,059         5,597
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                 1,092,277       812,355
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                  376,669       572,592
Distribution expenses, Class A                                 --       118,481
Distribution expenses, Class S                                 --       471,988
Administration fees                                       321,281       262,459
Money Market Insurance                                         --         4,035
Transfer Agent fees, Class A                                3,339        51,764
Transfer Agent fees, Class S                                   --        96,540
Custodian fees                                             15,642        23,557
Professional fees                                          27,745        24,086
Postage and supplies                                        9,991        29,409
Reports to shareholders                                     4,367        32,018
Trustees' fees and expenses                                 4,936         4,534
Registration fees                                          25,315            --
Registration fees, Class A                                     --        19,994
Registration fees, Class S                                     --         4,840
Compliance fees and expenses                                2,711           994
Other expenses                                              9,989         5,942
--------------------------------------------------------------------------------
TOTAL EXPENSES                                            801,985     1,723,233
Fees waived by the Administrator                         (321,281)     (262,459)
Fees waived and/or expenses reimbursed by the Advisor    (104,072)     (661,543)
--------------------------------------------------------------------------------
NET EXPENSES                                              376,632       799,231
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     715,645        13,124
--------------------------------------------------------------------------------

NET REALIZED GAINS ON INVESTMENTS                           1,177            51
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS            $   716,822   $    13,175
================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               CORE BOND FUND                 HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS                       SIX MONTHS
                                                                          ENDED             YEAR           ENDED           YEAR
                                                                        MARCH 31,           ENDED        MARCH 31,         ENDED
                                                                          2010          SEPTEMBER 30,      2010        SEPTEMBER 30,
                                                                       (UNAUDITED)          2009        (UNAUDITED)        2009
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                 $     884,743   $   1,963,943   $   4,521,663   $   4,985,347
Net realized gains (losses) from security transactions                      617,490         429,548         677,566      (9,814,578)
Net change in unrealized appreciation/depreciation on investments           438,394       3,234,868       2,252,778      11,047,600
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                1,940,627       5,628,359       7,452,007       6,218,369
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                        (758,374)     (1,770,301)     (3,094,669)     (3,791,997)
From net investment income, Class B*                                             --              --        (110,127)       (394,386)
From net investment income, Class C                                        (126,427)       (193,639)       (848,400)       (712,032)
From net investment income, Class Y                                              --              --        (248,515)        (85,746)
In excess of net investment income, Class A                                      --        (188,723)             --              --
In excess of net investment income, Class C                                      --         (22,192)             --              --
From net realized gains, Class A                                                 --              --              --              --
From net realized gains, Class B*                                                --              --              --              --
From net realized gains, Class C                                                 --              --              --              --
From net realized gains, Class Y                                                 --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (884,801)     (2,174,855)     (4,301,711)     (4,984,161)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                 3,935,388       7,563,474      40,881,304      44,002,509
Reinvested distributions                                                    573,905       1,835,689       1,811,421       3,143,017
Payments for shares redeemed                                             (3,558,454)    (23,020,914)    (30,172,343)    (44,444,311)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS       950,839     (13,621,751)     12,520,382       2,701,215
------------------------------------------------------------------------------------------------------------------------------------

CLASS B*
Proceeds from shares sold                                                        --              --          20,751         239,968
Reinvested distributions                                                         --              --          70,230         186,420
Payments for shares redeemed                                                     --              --      (4,709,401)       (837,584)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS                       --              --      (4,618,420)       (411,196)
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                 2,396,177       4,504,840       5,145,920      13,601,575
Reinvested distributions                                                     69,322         124,295         333,570         330,642
Payments for shares redeemed                                             (1,305,967)     (2,465,053)     (2,694,286)     (1,441,589)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                1,159,532       2,164,082       2,785,204      12,490,628
------------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                        --              --       6,487,901       2,959,243
Reinvested distributions                                                         --              --          94,472          82,835
Payments for shares redeemed                                                     --              --      (1,964,978)       (869,022)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                       --              --       4,617,395       2,173,056
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   3,166,197      (8,004,165)     18,454,857      18,187,911

NET ASSETS
Beginning of period                                                      41,963,337      49,967,502      85,457,465      67,269,554
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $  45,129,534   $  41,963,337   $ 103,912,322   $  85,457,465
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $      27,796   $      27,854   $     213,693   $      (6,259)
====================================================================================================================================

*     Class B closed on January 27, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                        INSTITUTIONAL                             MONEY
                                                                            MONEY                                 MARKET
                                                                          MARKET FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS                           SIX MONTHS
                                                                    ENDED             YEAR               ENDED             YEAR
                                                                  MARCH 31,           ENDED            MARCH 31,           ENDED
                                                                    2010          SEPTEMBER 30,          2010          SEPTEMBER 30,
                                                                 (UNAUDITED)          2009            (UNAUDITED)          2009
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                         $       715,645   $     6,672,667   $        13,124   $     3,537,943
Net realized gains from security transactions                           1,177            23,401                51            41,608
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            716,822         6,696,068            13,175         3,579,551
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                  (715,645)       (6,672,667)           (4,733)       (1,227,325)
From net investment income, Class S                                        --                --            (8,391)       (2,260,618)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS            (715,645)       (6,672,667)          (13,124)       (3,537,943)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                       1,434,880,826     3,220,493,310        28,367,272       156,870,710
Reinvested distributions                                              614,574         6,381,124             3,860         1,246,471
Payments for shares redeemed                                   (1,523,926,891)   (3,234,383,872)      (60,468,504)     (117,899,810)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS                                      (88,431,491)       (7,509,438)      (32,097,372)       40,217,371
------------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                  --                --        94,597,960       244,542,200
Reinvested distributions                                                   --                --             7,134         2,260,622
Payments for shares redeemed                                               --                --      (131,818,349)     (249,495,318)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS S SHARE TRANSACTIONS                 --                --       (37,213,255)       (2,692,496)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (88,430,314)       (7,486,037)      (69,310,576)       37,566,483

NET ASSETS
Beginning of period                                               454,007,611       461,493,648       298,434,631       260,868,148
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                 $   365,577,297   $   454,007,611   $   229,124,055   $   298,434,631
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                             $            --   $            --   $            --   $            --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

CORE BOND FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                          MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                            2010       -------------------------------------------------------------
                                                         (UNAUDITED)     2009        2008         2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $     9.76       $   9.01    $   9.67    $     9.66    $   9.79    $     9.98
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     0.21           0.41        0.46          0.43        0.41          0.34
  Net realized and unrealized gains (losses)
  on investments                                            0.25           0.80       (0.66)         0.01       (0.12)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.46           1.21       (0.20)         0.44        0.29          0.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)         (0.41)      (0.46)        (0.43)      (0.41)        (0.36)
  Distributions in excess of net investment income           --           (0.05)        --            --        (0.01)        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.21)         (0.46)      (0.46)        (0.43)      (0.42)        (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $    10.01       $   9.76    $   9.01    $     9.67    $   9.66    $     9.79
====================================================================================================================================
Total return (A)                                            4.69%(B)      13.92%      (2.19)%        4.66%       3.08%         2.01%
====================================================================================================================================
Net assets at end of period (000's)                   $   37,953       $ 36,096    $ 46,713    $   56,735    $ 57,009    $   59,034
====================================================================================================================================
Ratio of net expenses to average net assets                 0.90%(C)       0.90%       0.90%         0.90%       0.90%         0.90%
Ratio of net investment income to average net assets        4.19%(C)       4.58%       4.77%         4.39%       4.24%         3.44%
Portfolio turnover rate                                      132%(C)        277%        184%          293%        237%          130%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

CORE BOND FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                         MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                           2010        -------------------------------------------------------------
                                                        (UNAUDITED)      2009        2008         2007          2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $     9.21       $   8.53    $   9.18    $    9.19     $   9.29    $     9.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     0.17           0.34        0.36         0.34         0.31          0.25
  Net realized and unrealized gains (losses)
  on investments                                            0.22           0.73       (0.62)        0.01        (0.10)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.39           1.07       (0.26)        0.35         0.21          0.11
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.17)         (0.34)      (0.39)       (0.34)       (0.31)        (0.25)
  Distributions in excess of net investment income          --            (0.05)      (0.00)(B)    (0.02)        0.00(B)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.17)         (0.39)      (0.39)       (0.36)       (0.31)        (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $     9.43       $   9.21    $   8.53    $    9.18     $   9.19    $     9.29
====================================================================================================================================
Total return (A)                                            4.27%(C)      13.07%      (2.93%)       3.87%        2.35%         1.19%
====================================================================================================================================
Net assets at end of period (000's)                   $    7,176       $  5,867    $  3,255    $   2,036     $  2,165    $     1,743
====================================================================================================================================
Ratio of net expenses to average net assets                 1.65%(D)       1.65%       1.65%        1.65%        1.65%         1.65%
Ratio of net investment income to average net assets        3.44%(D)       3.81%       4.03%        3.65%        3.50%         2.68%
Portfolio turnover rate                                      132%(D)        277%        184%         293%         237%          130%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Amount rounds to less than $0.005.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                          2010         -------------------------------------------------------------
                                                       (UNAUDITED)       2009        2008        2007           2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $     8.19       $    7.85   $   9.17    $   9.31      $   9.60    $     9.79
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     0.75            0.73       0.74        0.67          0.66          0.67
  Net realized and unrealized gains (losses)
  on investments                                           (0.09)           0.34      (1.28)      (0.06)        (0.24)        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.66            1.07      (0.54)       0.61          0.42          0.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.38)          (0.73)     (0.74)      (0.67)        (0.66)        (0.67)
  Distributions from net realized gains                     --               --       (0.04)      (0.08)        (0.05)        (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.38)          (0.73)     (0.78)      (0.75)        (0.71)        (0.74)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $     8.47       $    8.19   $   7.85    $   9.17      $   9.31    $     9.60
====================================================================================================================================
Total return (A)                                            8.17%(B)       16.06%     (6.33%)      6.69%         4.61%         5.78%
====================================================================================================================================
Net assets at end of period (000's)                   $   74,208       $  59,392   $ 57,020    $ 83,996      $ 76,754    $   73,120
====================================================================================================================================
Ratio of net expenses to average net assets                 1.05%(C)        1.05%      1.05%       1.05%         1.05%         1.05%
Ratio of net investment income to average net assets        9.54%(C)       10.58%      8.31%       7.17%         7.01%         6.84%
Portfolio turnover rate                                       22%(C)          60%        28%         37%           39%           39%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                          2010         -------------------------------------------------------------
                                                       (UNAUDITED)       2009        2008        2007           2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $     8.18       $   7.84    $   9.16    $   9.31      $   9.59    $     9.79
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     0.69           0.65        0.68        0.61          0.60          0.60
  Net realized and unrealized gains (losses)
  on investments                                           (0.07)          0.37       (1.29)      (0.08)        (0.24)        (0.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.62           1.02       (0.61)       0.53          0.36          0.47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.34)         (0.68)      (0.67)      (0.60)        (0.59)        (0.60)
  Distributions from net realized gains                     --              --        (0.04)      (0.08)        (0.05)        (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.34)          0.68)      (0.71)      (0.68)        (0.64)        (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $     8.46       $   8.18    $   7.84    $   9.16      $   9.31    $     9.59
====================================================================================================================================
Total return (A)                                            7.72%(B)      15.24%      (7.03%)      5.81%         3.94%         4.92%
====================================================================================================================================
Net assets at end of period (000's)                   $   21,882       $ 18,423    $  4,569    $   7,218     $  9,087    $   12,030
====================================================================================================================================
Ratio of net expenses to average net assets                 1.80%(C)       1.80%       1.80%       1.80%         1.80%         1.80%
Ratio of net investment income to average net assets        8.76%(C)       9.46%       7.54%       6.41%         6.25%         6.09%
Portfolio turnover rate                                       22%(C)         60%         28%         37%           39%           39%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED                                     PERIOD
                                                             MARCH 31,     YEAR ENDED SEPTEMBER 30,      ENDED
                                                               2010        -------------------------    SEPT 30,
                                                            (UNAUDITED)         2009           2008     2007 (A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    8.34       $    7.86    $    9.18    $    9.43
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.65            0.66         0.75         0.50
  Net realized and unrealized gains (losses) on investments       0.02            0.50        (1.27)       (0.31)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.67            1.16        (0.52)        0.19
----------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.39)          (0.68)       (0.76)       (0.44)
  Distributions from net realized gains                             --              --        (0.04)          --
----------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.39)          (0.68)       (0.80)       (0.44)
----------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    8.62       $    8.34    $    7.86    $    9.18
================================================================================================================
Total return                                                      8.16%(B)       16.92%       (6.07%)       2.09%(B)
================================================================================================================
Net assets at end of period (000's)                          $   7,822       $   3,130    $     866    $     473
================================================================================================================
Ratio of net expenses to average net assets                       0.80%(C)        0.80%        0.80%        0.80%(C)
Ratio of net investment income to average net assets             10.13%(C)        9.95%        8.74%        7.49%(C)
Portfolio turnover rate                                             22%(C)          60%          28%          37%

(A) Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.
(B)   Not annualized
(C)   Annualized.

INSTITUTIONAL MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                    YEAR ENDED SEPTEMBER 30,
                                                          2010     -----------------------------------------------------------------
                                                       (UNAUDITED)   2009         2008            2007         2006       2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $   1.000    $   1.000      $   1.000      $   1.000    $   1.000   $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                   0.002        0.017          0.038          0.052        0.046       0.023
  Net realized gains (losses) on investments              0.000(A)    (0.0000)(A)     (0.000)(A)    (0.000)(A)      --          --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.002        0.017          0.038          0.052        0.046       0.023
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.002)      (0.017)        (0.038)        (0.052)      (0.046)     (0.023)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $   1.000    $   1.000      $   1.000      $   1.000    $   1.000   $   1.000
====================================================================================================================================
Total return                                               0.19%        1.76%          3.87%          5.32%        4.67%       2.36%
====================================================================================================================================
Net assets at end of period (000's)                   $ 365,577    $ 454,008      $ 461,494      $ 217,618    $ 415,590   $ 356,378
====================================================================================================================================
Ratio of net expenses to average net assets                0.20%        0.27%(B)       0.20%          0.20%        0.20%       0.26%
Ratio of net investment income to average net assets       0.38%        1.57%          3.66%          5.20%        4.61%       3.02%

(A)   Amount rounds to less than $0.0005.
(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MONEY MARKET FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                         MARCH 31,                         YEAR ENDED SEPTEMBER 30,
                                                           2010      ---------------------------------------------------------------
                                                        (UNAUDITED)    2009           2008          2007          2006       2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $   1.000      $   1.000      $  1.000      $  1.000      $  1.000   $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                   0.000(A)       0.013         0.033         0.046         0.040      0.021
  Net realized gains (losses) on investments                 --         (0.000)(A)    (0.000)(A)    (0.000)(A)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.000(A)       0.013         0.033         0.046         0.040      0.021
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.000)(A)     (0.013)       (0.033)       (0.046)       (0.040)    (0.021)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $   1.000      $   1.000      $  1.000      $  1.000      $  1.000   $  1.000
====================================================================================================================================
Total return                                               0.00%(B)       1.32%         3.36%         4.70%         4.05%      2.15%
====================================================================================================================================
Net assets at end of period (000's)                   $  83,009      $ 115,107      $ 74,873      $ 62,748      $ 53,894   $ 49,564
====================================================================================================================================
Ratio of net expenses to average net assets                0.61%(C)       0.89%(D)      0.85%         0.85%         0.85%      0.85%
Ratio of gross expenses to average net assets              1.14%(C)       1.12%         0.85%         0.85%         0.85%      0.85%
Ratio of net investment income to average net assets       0.01%(C)       1.16%         3.28%         4.62%         3.99%      2.03%

(A)   Amount rounds to less than $0.0005.
(B)   Not annualized.
(C)   Annualized.
(D) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85%

MONEY MARKET FUND -- CLASS S

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                       MARCH 31,                            YEAR ENDED SEPTEMBER 30,
                                                         2010        ---------------------------------------------------------------
                                                      (UNAUDITED)       2009           2008         2007         2006       2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $   1.000      $   1.000       $  1.000     $  1.000      $  1.000   $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                   0.000(A)       0.011          0.030        0.043         0.037      0.018
  Net realized gains (losses) on investments                 --         (0.000)(A)     (0.000)(A)   (0.000)(A)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.000(A)       0.011          0.030        0.043         0.037      0.018
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.000(A)      (0.011)        (0.030)      (0.043)       (0.037)    (0.018)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $   1.000      $   1.000       $  1.000     $  1.000      $  1.000   $  1.000
====================================================================================================================================
Total return                                               0.00%(B)       1.05%          3.05%        4.39%         3.74%      1.84%
====================================================================================================================================
Net assets at end of period (000's)                   $ 146,115      $ 183,328       $185,995     $151,053      $133,735   $107,658
====================================================================================================================================
Ratio of net expenses to average net assets                0.61%(C)       1.17%(D)       1.15%        1.15%         1.15%      1.15%
Ratio of gross expenses to average net assets              1.41%(C)       1.45%          1.15%        1.15%         1.15%      1.15%
Ratio of net investment income to average net assets       0.01%(C)       1.07%          2.99%        4.31%         3.70%      1.82%

(A)   Amount rounds to less than $0.0005.
(B)   Not annualized.
(C)   Annualized.
(D) Absent money market insurance, the ratio of net expenses to average net assets would have been 1.12%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional Money Market Fund, and Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The High Yield Fund offers three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets) and Class Y shares (sold without a distribution fee or sales charge, but offered only through selected dealers). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

Effective January 27, 2010, Class B shares of the High Yield Fund were exchanged for Class A shares of the High Yield Fund.

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares. The current maximum distribution fee for Class S shares is limited to 0.35% of average daily net assets of Class S shares. Prior to March 1, 2010, Class S shares were limited to an annual fee of up 0.60% of average daily net assets attributable to that class.

Each Class A, Class C, Class S and Class Y share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 2 or 3 categorized securities during the six months ended or at March 31, 2010.

NEW ACCOUNTING PRONOUNCEMENTS -- In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicles.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The High Yield Fund participated in securities lending during the period. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of March 31, 2010, the High Yield Fund had loaned corporate bonds having a fair value of approximately $779,256 and had received collateral valued at $795,283 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

SHARE VALUATION -- The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class C and Class Y shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year an amount equal to the sum of at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2009 and 2008 was as follows:

                                      CORE BOND                HIGH YIELD
                                        FUND                      FUND
--------------------------------------------------------------------------------
                                  2009        2008        2009           2008
--------------------------------------------------------------------------------
From Ordinary Income          $2,174,855   $2,812,937   $4,984,161   $7,022,183
From long-term capital gains          --           --           --      423,394
--------------------------------------------------------------------------------
                              $2,174,855   $2,812,937   $4,984,161   $7,445,577
--------------------------------------------------------------------------------

                              INSTITUTIONAL
                               MONEY MARKET                  MONEY MARKET
                                  FUND                           FUND
--------------------------------------------------------------------------------
                           2009            2008          2009          2008
--------------------------------------------------------------------------------
From Ordinary Income  $  6,672,667   $  12,486,910   $  3,537,943  $  6,811,407
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Reclassification of capital accounts -- Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

                                                                                 UNDISTRIBUTED             ACCUMULATED
                                                            PAID-IN             NET INVESTMENT            NET REALIZED
                                                            CAPITAL                 INCOME               GAINS (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                        $               --        $         238,881        $      (238,881)
========================================================================================================================

The following information is computed on a tax basis for each item as of September 30, 2009:

                                                                                     CORE BOND             HIGH YIELD
                                                                                       FUND                   FUND
------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments                                               $      42,769,137       $     85,986,538
========================================================================================================================
Gross unrealized appreciation                                                   $       1,339,329       $      2,966,093
Gross unrealized depreciation                                                          (2,312,863)            (2,979,338)
------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                                              (973,534)               (13,245)
Post-October losses                                                                      (510,997)            (5,330,007)
Capital loss carryforward                                                              (1,680,552)            (7,476,631)
Undistributed ordinary income                                                              59,324                172,587
Other temporary differences                                                               (16,827)              (178,846)
------------------------------------------------------------------------------------------------------------------------
    Accumulated deficit                                                         $      (3,122,586)      $    (12,826,142)
========================================================================================================================

                                                                                   INSTITUTIONAL
                                                                                   MONEY MARKET           MONEY MARKET
                                                                                       FUND                   FUND
------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments                                               $     453,426,238       $    298,101,272
========================================================================================================================
Capital loss carryforward                                                       $         (40,193)      $         (1,975)
Undistributed ordinary income                                                              11,607                     84
Other temporary differences                                                               (11,607)                   (84)
------------------------------------------------------------------------------------------------------------------------
    Accumulated deficit                                                         $         (40,193)      $         (1,975)
========================================================================================================================

The difference, if any, between the tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2009 the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                     EXPIRES
FUND                                         AMOUNT                SEPTEMBER 30,
--------------------------------------------------------------------------------
Core Bond Fund                          $     468,577                  2013
                                              155,811                  2014
                                            1,056,164                  2015
                                        -------------
                                        $   1,680,552
                                        -------------


High Yield Fund                         $   7,476,631                  2017
                                        -------------


Institutional Money Market Fund         $      40,193                  2016
                                        -------------


Money Market Fund                       $       1,975                  2016
                                        -------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

During the year ended September 30, 2009, the following Funds utilized capital loss carryforwards:

FUND                                                                AMOUNT
--------------------------------------------------------------------------------
Core Bond Fund                                                 $         254,066
Institutional Money Market Fund                                $          15,895
Money Market Fund                                              $          28,804

In addition, the Core Bond Fund and the High Yield Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2008. These capital loss carryforwards and "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the six months ended March 31, 2010, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                     GROSS                    GROSS                NET UNREALIZED
                                               FEDERAL             UNREALIZED               UNREALIZED              APPRECIATION
                                              TAX COST            APPRECIATION             DEPRECIATION            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
High Yield                              $      99,865,666       $       3,611,069        $      (1,371,536)       $       2,239,533
Core Bond                               $      49,476,060       $       1,277,043        $      (1,797,540)       $        (520,497)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding purchases and sales of U.S. Government securities and short-term investments) were as follows for the six months ended March 31, 2010:

                                          CORE BOND              HIGH YIELD
                                             FUND                   FUND
--------------------------------------------------------------------------------
Purchases of investment securities     $       9,187,704      $      36,765,415
--------------------------------------------------------------------------------
Proceeds from sales and maturities     $       9,570,660      $      18,724,401
--------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT
The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Core Bond Fund                   0.50% on the first $100 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------
High Yield Fund                  0.60% on the first $50 million
                                 0.50% on the next $250 million
                                 0.45% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Institutional Money Market Fund  0.20%
--------------------------------------------------------------------------------
Money Market Fund                0.50% on the first $50 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.375% of such assets in excess of $250 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund's average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Core Bond Fund, High Yield Fund, Institutional Money Market Fund and Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through July 31, 2010:

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Bond Fund -- Class A                                                  0.90%
Core Bond Fund -- Class C                                                  1.65%
High Yield Fund -- Class A                                                 1.05%
High Yield Fund -- Class C                                                 1.80%
High Yield Fund -- Class Y                                                 0.80%
Institutional Money Market Fund                                            0.20%
Money Market Fund -- Class A                                               0.85%
Money Market Fund -- Class S                                               0.90%
--------------------------------------------------------------------------------

For the year ended March 31, 2010, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                         INVESTMENT                                      OTHER OPERATING
                                          ADVISORY              ADMINISTRATION              EXPENSES
                                         FEES WAIVED              FEES WAIVED              REIMBURSED
----------------------------------------------------------------------------------------------------------
Core Bond Fund                        $             --          $          43,515        $          54,052
High Yield Fund                       $             --          $          95,616        $             --
Institutional Money Market Fund       $         104,072         $         321,281        $             --
Money Market Fund                     $          71,074         $         262,459        $         590,469

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended March 31, 2010, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                   AMOUNT
--------------------------------------------------------------------------------
Core Bond Fund                                                $           1,783
High Yield Fund                                               $           3,370
Money Market Fund                                             $          99,061

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $3,478 and $18,542 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the year ended March 31, 2010. In addition, the Underwriter collected $554 and $4,308 of contingent deferred sales loads on the redemption of Class C shares of the Core Bond Fund and Class C shares of the High Yield Fund, respectively.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund, Class B and Class C shares of the High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund and Class S shares of the Money Market Fund are limited to an annual fee of up to 0.25% and 0.60% of average daily net assets that are attributable to Class A shares and Class S shares, respectively. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, the Fund did not incur any expenses under the plan through March 31, 2010.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund each may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed. As of March 31, 2010, approximately 27% of the outstanding shares of the Touchstone Institutional Money Market Fund were collectively owned by other funds in the Touchstone Funds complex.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the year ended March 31, 2010 is as follows:

                                              SHARE ACTIVITY
                            ---------------------------------------------
                              BALANCE                           BALANCE                                            VALUE
                             09/30/09         PURCHASES          03/31/10         SALES           DIVIDENDS      03/31/10
----------------------------------------------------------------------------------------------------------------------------
Core Bond Fund              1,820,419        23,926,505       (20,841,554)      4,905,370        $   5,917      $  4,905,370
----------------------------------------------------------------------------------------------------------------------------
High Yield Fund             2,761,039        30,431,228       (32,840,799)        351,468        $   3,915      $    351,468
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Institutional Money Market Fund and Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

                                                          CORE BOND FUND
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED             YEAR
                                                   MARCH 31,           ENDED
                                                     2010          SEPTEMBER 30,
                                                  (UNAUDITED)          2009
--------------------------------------------------------------------------------
CLASS A
Shares sold                                           395,222           837,797
Shares reinvested                                      57,749           203,731
Shares redeemed                                      (358,260)       (2,527,598)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          94,711        (1,486,070)
Shares outstanding, beginning of period             3,698,343         5,184,413
--------------------------------------------------------------------------------
Shares outstanding, end of period                   3,793,054         3,698,343
================================================================================

CLASS C
Shares sold                                           255,739           528,107
Shares reinvested                                       7,395            14,484
Shares redeemed                                      (139,068)         (287,200)
--------------------------------------------------------------------------------
Net increase in shares outstanding                    124,066           255,391
Shares outstanding, beginning of period               637,004           381,613
--------------------------------------------------------------------------------
Shares outstanding, end of period                     761,070           637,004
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                           HIGH YIELD FUND
--------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED            YEAR
                                                    MARCH 31,          ENDED
                                                      2010         SEPTEMBER 30,
                                                   (UNAUDITED)         2009
--------------------------------------------------------------------------------
CLASS A
Shares sold                                         4,891,495         5,908,250
Shares reinvested                                     217,368           458,096
Shares redeemed                                    (3,597,524)       (6,377,447)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       1,511,339           (11,101)
Shares outstanding, beginning of period             7,249,918         7,261,019
--------------------------------------------------------------------------------
Shares outstanding, end of period                   8,761,257         7,249,918
================================================================================

CLASS B*
Shares sold                                            13,494            35,465
Shares reinvested                                      (2,528)           27,246
Shares redeemed                                      (563,046)         (124,933)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                   (552,080)          (62,222)
Shares outstanding, beginning of period               552,080           614,302
--------------------------------------------------------------------------------
Shares outstanding, end of period                          --           552,080
================================================================================

CLASS C
Shares sold                                           664,706         1,832,995
Shares reinvested                                      (7,946)           45,786
Shares redeemed                                      (322,902)         (208,668)
--------------------------------------------------------------------------------
Net increase in shares outstanding                    333,858         1,670,113
Shares outstanding, beginning of period             2,252,658           582,545
--------------------------------------------------------------------------------
Shares outstanding, end of period                   2,586,516         2,252,658
================================================================================

CLASS Y
Shares sold                                           764,803           382,083
Shares reinvested                                      (2,577)           10,403
Shares redeemed                                      (230,344)         (127,299)
--------------------------------------------------------------------------------
Net increase in shares outstanding                    531,882           265,187
Shares outstanding, beginning of period               375,367           110,180
--------------------------------------------------------------------------------
Shares outstanding, end of period                     907,249           375,367
================================================================================
*  Class B closed on January 27, 2010.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled next reset dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CDA - Communities Development Authority
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GTD - Guaranteed
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
TLGP - Temporary Liquidity Guarantee Program - FDIC Guaranteed
UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------
Portfolio of Investments
Core Bond Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 42.1%
$       22,000  Accellent, Inc., 144a, 8.375%, 2/1/17     $       22,330
       135,000  AES Corp., 8.000%, 10/15/17                      137,025
       275,000  America Movil SAB de CV, 144a,
                  5.000%, 3/30/20                                271,113
       345,000  American Express Credit Corp.,
                  5.875%, 5/2/13                                 373,714
        39,000  Amsted Industries, Inc., 144a,
                  8.125%, 3/15/18                                 39,000
       295,000  Anheuser-Busch InBev Worldwide, Inc.,
                  144a, 8.200%, 1/15/39                          380,436
       135,000  Apria Healthcare Group, Inc., 144a,
                  11.250%, 11/1/14                               146,813
       135,000  ARAMARK Corp., 8.500%, 2/1/15                    138,037
       325,000  ArcelorMittal, 5.375%, 6/1/13                    345,934
       300,000  AT&T, Inc., 6.550%, 2/15/39                      315,373
        90,000  Atlas Energy Operating Co. LLC /
                  Atlas Energy Finance Corp.,
                  12.125%, 8/1/17                                103,050
       245,000  AvalonBay Communities, Inc.,
                  5.750%, 9/15/16                                260,526
       265,000  BAE Systems Holdings, Inc., 144a,
                  6.400%, 12/15/11                               283,529
       275,000  Bank of America Corp.,
                  7.375%, 5/15/14                                309,249
       135,000  Basic Energy Services, Inc.,
                  11.625%, 8/1/14 *                              148,500
       305,000  Brandywine Operating Partnership LP,
                  5.400%, 11/1/14                                306,369
        27,000  Cascades, Inc., 144a, 7.750%, 12/15/17            27,202
       275,000  Caterpillar Financial Services Corp.,
                  5.450%, 4/15/18                                290,931
        90,000  Cellu Tissue Holdings, Inc.,
                  11.500%, 6/1/14                                100,350
       320,000  CenterPoint Energy, Inc., 5.950%, 2/1/17         331,136
        60,000  Cequel Communications Holdings I LLC
                  and Cequel Capital Corp., 144a,
                  8.625%, 11/15/17                                61,650
       250,000  Citigroup, Inc., 5.500%, 4/11/13                 262,695
        85,000  Clean Harbors, Inc., 7.625%, 8/15/16              86,275
         1,000  Clear Channel Worldwide Holdings,
                  Inc., 144a, 9.250%, 12/15/17                     1,039
        16,000  Clear Channel Worldwide Holdings,
                  Inc., 144a, 9.250%, 12/15/17                    16,720
        29,000  Cloud Peak Energy Resources LLC /
                  Cloud Peak Energy Finance Corp.,
                  144a, 8.500%, 12/15/19                          29,725
        32,000  Coffeyville Resources LLC, 144a,
                  10.875%, 4/1/17                                 31,760
       235,000  Comcast Corp., 5.700%, 7/1/19                    245,385
       117,000  Communications & Power Industries,
                  Inc., 8.000%, 2/1/12                           116,708
        10,000  Consol Energy, Inc., 144a, 8.000%, 4/1/17         10,275
        10,000  Consol Energy, Inc., 144a,
                  8.250%, 4/1/20                                  10,275
       135,000  Copano Energy LLC / Copano Energy
                  Finance Corp., 8.125%, 3/1/16                  136,856
       250,000  Credit Suisse AG, 5.400%, 1/14/20                251,954
       380,000  CRH America, Inc., 5.300%, 10/15/13              404,777
        45,000  Cricket Communications, Inc.,
                  7.750%, 5/15/16                                 46,687
        12,000  Crosstex Energy/Crosstex Energy
                  Finance Corp., 144a, 8.875%, 2/15/18            12,375
       450,000  Crown Castle Towers LLC, 144a,
                  4.523%, 1/15/35                                456,083
       100,000  CSC Holdings LLC, 144a,
                  8.625%, 2/15/19                                109,500
        20,000  Denbury Resources, Inc.,
                  8.250%, 2/15/20                                 21,200
       275,000  Deutsche Telekom International
                  Finance BV, 5.375%, 3/23/11                    285,958
       225,000  Electricite De France, 144a,
                  6.500%, 1/26/19                                252,479
       175,000  EnCana Corp., 6.500%, 8/15/34                    185,484
       230,000  Enel Finance International SA, 144a,
                  6.250%, 9/15/17                                249,861
       100,000  Equinox Holdings, Inc., 144a,
                  9.500%, 2/1/16                                 100,750
       225,000  FPL Group Capital, Inc.,
                  6.350%, 10/1/66 (a)                            210,937
       415,000  General Electric Capital Corp.,
                  5.625%, 5/1/18                                 433,680
       240,000  Goldman Sachs Group, Inc.,
                  7.500%, 2/15/19                                274,272
       135,000  HCA, Inc., 9.625%, 11/15/16                      144,619
       175,000  Health Care REIT, Inc., 6.125%, 4/15/20          175,544
        50,000  Helix Energy Solutions Group, Inc., 144a,
                  9.500%, 1/15/16                                 51,500
        75,000  Hilcorp Energy I LP/Hilcorp Finance Co.,
                  144a, 9.000%, 6/1/16                            78,000
        50,000  Hilcorp Energy I LP/Hilcorp Finance Co.,
                  144a, 7.750%, 11/1/15                           49,375
       135,000  Holly Energy Partners LP/Holly Energy
                  Finance Corp., 6.250%, 3/1/15                  128,925
       135,000  Ingles Markets, Inc., 8.875%, 5/15/17            141,075
       110,000  Intergen NV, 144a, 9.000%, 6/30/17               113,300
        53,000  International Lease Finance Corp., 144a,
                  8.750%, 3/15/17                                 54,221
       100,000  Interpublic Group of Cos., Inc.,
                  6.250%, 11/15/14                               100,625
       135,000  Iron Mountain, Inc., 8.000%, 6/15/20             138,375
       330,000  John Deere Capital Corp.,
                  5.350%, 4/3/18                                 351,147
       265,000  KeyBank NA, 5.500%, 9/17/12                      278,576
        30,000  Koppers, Inc., 144a, 7.875%, 12/1/19              30,900
       340,000  Kraft Foods, Inc., 4.125%, 2/9/16                344,525
        20,000  LBI Escrow Corp., 144a, 8.000%, 11/1/17           20,750

--------------------------------------------------------------------------------
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 42.1% (CONTINUED)
$        8,000  Lear Corp., 7.875%, 3/15/18               $        8,090
        52,000  Libbey Glass, Inc., 144a,
                  10.000%, 2/15/15                                54,730
        90,000  Macy's Retail Holdings, Inc.,
                  8.875%, 7/15/15                                101,700
       220,000  Macy's Retail Holdings, Inc.,
                  5.350%, 3/15/12                                231,000
       125,000  MarkWest Energy Partners LP /
                  MarkWest Energy Finance Corp.,
                  Ser B, 8.750%, 4/15/18                         128,281
        33,000  Martin Midstream Partners &
                  Finance, 144a, 8.875%, 4/1/18                   33,330
        15,000  MetroPCS Wireless, Inc.,
                  9.250%, 11/1/14                                 15,338
       190,000  Metropolitan Life Global Funding I, 144a,
                  5.125%, 6/10/14                                201,245
       235,000  Morgan Stanley, 5.625%, 1/9/12                   248,904
        25,000  Navistar International Corp.,
                  8.250%, 11/1/21                                 25,500
        57,000  New Communications Holdings,
                  Inc., 144a, 8.500%, 4/15/20                     57,427
       210,000  News America, Inc., 6.900%, 3/1/19               238,657
       265,000  Nisource Finance Corp., 6.150%, 3/1/13           288,852
       350,000  Norfolk Southern Corp., 5.750%, 4/1/18           375,679
        24,000  Overseas Shipholding Group, Inc.,
                  8.125%, 3/30/18                                 23,820
        14,000  PAETEC Holding Corp., 144a,
                  8.875%, 6/30/17                                 14,385
       105,000  Petrohawk Energy Corp.,
                  10.500%, 8/1/14                                115,894
        44,000  Pioneer Drilling Co., 144a,
                  9.875%, 3/15/18                                 43,560
       210,000  Plains All American Pipeline LP / PAA
                  Finance Corp., 6.650%, 1/15/37                 217,757
       185,000  PPL Energy Supply LLC, 6.500%, 5/1/18            197,127
        40,000  Regency Energy Partners LP/Regency
                  Energy Finance Corp., 144a,
                  9.375%, 6/1/16                                  42,400
        15,000  Reynolds Group Issuer, Inc. /
                  Reynolds Group Issuer LLC, 144a,
                  7.750%, 10/15/16                                15,412
       330,000  Rio Tinto Finance USA Ltd.,
                  6.500%, 7/15/18                                371,437
       235,000  Rockies Express Pipeline LLC, 144a,
                  6.250%, 7/15/13                                255,700
       135,000  RRI Energy, Inc., 7.875%, 6/15/17                121,163
        90,000  RSC Equipment Rental, Inc./
                  RSC Holdings III LLC, 144a,
                  10.000%, 7/15/17                                95,400
       135,000  Sabine Pass LNG LP, 7.250%, 11/30/13             126,900
       121,000  Sealy Mattress Co., 144a,
                  10.875%, 4/15/16                               135,520
       155,000  Service Corp International,
                  8.000%, 11/15/21                               156,937
       200,000  Simon Property Group LP,
                  4.200%, 2/1/15                                 200,508
       250,000  Southern Power Co., Ser D,
                  4.875%, 7/15/15                                264,438
       225,000  Spectra Energy Capital LLC,
                  8.000%, 10/1/19                                265,226
        45,000  Sprint Capital Corp., 8.750%, 3/15/32             41,738
        55,000  Sprint Nextel Corp., 8.375%, 8/15/17              55,275
        39,000  StoneMor Cornerstone OSIR, 144a,
                  10.250%, 12/1/17                                40,170
       165,000  Teachers Insurance & Annuity
                  Association of America, 144a,
                  6.850%, 12/16/39                               178,981
        75,000  Texas Industries, Inc., Ser UNRE,
                  7.250%, 7/15/13                                 73,688
       405,000  Time Warner Cable, Inc.,
                  6.200%, 7/1/13                                 446,915
       310,000  Time Warner, Inc., 6.875%, 5/1/12                340,986
         2,000  TreeHouse Foods, Inc., 7.750%, 3/1/18              2,075
         9,000  tw telecom holdings, inc., 144a,
                  8.000%, 3/1/18                                   9,202
       135,000  Valassis Communications, Inc.,
                  8.250%, 3/1/15                                 138,712
       235,000  Valero Logistics LP, 6.050%, 3/15/13             252,395
       275,000  Verizon Communications, Inc.,
                  6.250%, 4/1/37                                 278,705
       330,000  Viacom, Inc., 6.250%, 4/30/16                    364,586
        90,000  Virgin Media Finance PLC,
                  8.375%, 10/15/19                                92,475
       290,000  WCI Finance LLC / WEA
                  Finance LLC, 144a, 5.700%, 10/1/16             298,055
       275,000  Williams Company Inc Credit Linked
                  Certificates Trust V, 144a,
                  6.375%, 10/1/10                                280,083
       100,000  Wind Acquisition Finance SA, 144a,
                  11.750%, 7/15/17                               110,500
       135,000  Windstream Corp., 8.625%, 8/1/16                 138,037
       350,000  Xstrata Finance Canada Ltd., 144a,
                  5.500%, 11/16/11                               367,185
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                      $   19,019,514
--------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES -- 37.4%
       355,000  Banc of America Commercial
                  Mortgage, Inc., Ser 2007-1,
                  Class AAB, Pool #BACM 2007-1 AAB,
                  5.422%, 1/15/49                                366,045
       139,150  Bear Stearns Commercial
                  Mortgage Securities, Ser 2002-TOP6,
                  Class A1, Pool #BSCMS 2002-TOP6 A1,
                  5.920%, 10/15/36                               141,129

--------------------------------------------------------------------------------
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES -- 37.4% (CONTINUED)
$      875,000  Bear Stearns Commercial
                  Mortgage Securities, Ser 2005-PWR9,
                  Class A4A, Pool #BSCMS 2005-PWR9
                  A4A, 4.871%, 9/11/42                    $      882,103
       875,000  Bear Stearns Commercial
                  Mortgage Securities, Ser 2007-PW16,
                  Class A4, Pool #BSCMS 2007-PW16 A4,
                  5.719%, 6/11/40 (a)                            863,721
       135,000  Commercial Mortgage Pass-Thru
                  Certificates, Ser 2005-C6, Class A5A,
                  Pool #COMM 2005-C6 A5A,
                  5.116%, 6/10/44 (a)                            139,572
       725,251  Countrywide Asset-Backed Certificates,
                  Ser 2007-S1, Class A5,
                  6.018%, 11/25/36 (a)                           336,868
       189,560  Credit Suisse First Boston Mortgage
                  Securities Corp., Ser 2002-CKN2,
                  Class A2, Pool #CSFB 2002-CKN2 A2,
                  5.939%, 4/15/37                                194,127
       550,000  Credit Suisse First Boston Mortgage
                  Securities Corp., Ser 2004-C3,
                  Class A5, Pool #CSFB 2004-C3 A5,
                  5.113%, 7/15/36 (a)                            562,457
     1,144,166  Credit Suisse First Boston Mortgage
                  Securities Corp., Ser 2005-9, Class 2A1,
                  5.500%, 10/25/35                               977,010
       350,000  CW Capital Cobalt Ltd., Ser 2006-C1,
                  Class A4, Pool #CWCI 2006-C1 A4,
                  5.223%, 8/15/48                                334,131
     1,300,000  Deutsche ALT-A Securities, Inc.
                  Alternate Loan Trust, Ser 2005-3,
                  Class 4A4, 5.250%, 6/25/35                   1,070,350
     1,050,000  FHLB,0.800%, 5/6/11                            1,051,892
       199,144  FNMA, Pool #254759, 4.500%, 6/1/18               209,663
        72,473  FNMA, Pool #765504, 4.500%, 2/1/19                76,301
       313,277  FNMA, Pool #974403, 4.500%, 4/1/23               325,420
       265,068  FNMA, Pool #974401, 4.500%, 4/1/23               275,341
     1,113,665  FNMA, Pool #983610, 5.000%, 5/1/23             1,175,930
       245,369  FNMA, Pool #984256, 5.000%, 6/1/23               259,087
       289,047  FNMA, Pool #995472, 5.000%, 11/1/23              305,208
       272,924  FNMA, Pool #995529, 5.500%, 11/1/22              292,234
       426,030  FNMA, Pool #889734, 5.500%, 6/1/37               449,468
       236,234  FNMA, Pool #995220, 6.000%, 11/1/23              254,831
        74,915  FNMA, Pool #561741, 7.500%, 1/1/31                84,817
        19,224  FNMA, Pool #535290, 8.000%, 5/1/30                22,282
        22,907  FNMA, Pool #569874, 8.000%, 2/1/31                26,551
       623,974  FNMA , Pool #988107, 5.000%, 8/1/23              658,860
     1,000,000  GE Capital Commercial Mortgage Corp.,
                  Ser 2002-2A, Class A3, Pool #GECMC
                  2002-2A A3, 5.349%, 8/11/36                  1,055,880
       422,652  GE Capital Commercial Mortgage Corp.,
                  Ser 2004-C1, Class A2, Pool #GECMC
                  2004-C1 A2, 3.915%, 11/10/38                   426,867
       415,000  GE Capital Commercial Mortgage Corp.,
                  Ser 2005-C4, Class ASB, Pool #GECMC
                  2005-C4 ASB, 5.300%, 11/10/45 (a)              436,097
        56,735  GNMA, Pool #G2 8503,
                  3.625%, 9/20/24 (a)                             58,392
         5,333  GNMA, Pool #434792, 8.000%, 7/15/30                5,836
        42,535  GNMA, Ser 2003-11, Class GJ, Pool
                  #2003-11 GJ, 4.000%, 10/17/29                   44,334
       400,000  GS Mortgage Securities Corp. II,
                  Ser 2006-GG8, Class AAB, Pool #GSMS
                  2006-GG8 AAB, 5.535%, 11/10/39                 426,300
       204,368  JP Morgan Chase Commercial Mortgage
                  Securities Corp., Ser 2006-LDP8,
                  Class A1, Pool #JPMCC 2006-LDP8 A1,
                  5.241%, 5/15/45                                206,393
       221,871  Merrill Lynch Mortgage Trust,
                  Ser 2003-KEY1, Class A2, Pool #MLMT
                  2003-KEY1 A2, 4.435%, 11/12/35                 222,838
         7,417  Morgan Stanley Capital I, Ser 2006-HQ8,
                  Class A1, Pool #MSC 2006-HQ8 A1,
                  5.124%, 3/12/44                                  7,411
     1,000,000  Morgan Stanley Mortgage Loan Trust,
                  Ser 2007-3XS, Class 2A4S,
                  5.963%, 1/25/47                                530,200
       381,881  Residential Asset Securitization Trust,
                  Ser 2005-A6CB, Class A8,
                  5.500%, 6/25/35                                211,526
       536,080  Residential Asset Securitization Trust,
                  Ser 2006-A1, Class 1A3,
                  6.000%, 4/25/36                                387,677
       207,848  Residential Funding Mortgage
                  Securities I, Ser 2006-S2, Class A2,
                  5.750%, 2/25/36                                144,592
       265,247  Structured Adjustable Rate Mortgage
                  Loan Trust, Ser 2005-23, Class 1A3,
                  5.450%, 1/25/36 (a)                            219,529
       532,553  Structured Asset Securities Corp.,
                  Ser 2005-17, Class 5A1,
                  5.500%, 10/25/35                               435,061
       272,926  Wachovia Bank Commercial Mortgage
                  Trust, Ser 2006-C28, Class A1,
                  Pool #WBCMT 2006-C28 A1,
                  5.323%, 10/15/48                               276,760
       522,902  Washington Mutual Mortgage
                  Pass-Thru Certificates, Ser 2005-9,
                  Class 2A4, 5.500%, 11/25/35                    463,030
--------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES          $   16,894,121
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                U.S. TREASURY OBLIGATIONS -- 17.1%
$    1,095,000  U.S. Treasury Inflation Indexed Note,
                  1.375%, 1/15/20                         $    1,075,342
     4,100,000  U.S. Treasury Note, 1.000%, 3/31/12            4,098,078
     1,570,000  U.S. Treasury Note, 1.125%, 12/15/12           1,556,385
     1,015,000  U.S. Treasury Note, 3.375%, 11/15/19             979,396
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS           $    7,709,201
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BOND -- 1.0%
       215,000  California State Taxable UTGO,
                  Ser 2009 5.950%, 4/1/16                        223,546
       205,000  Municipal Electric Auth. of Georgia Rev,
                  Ser 2010 6.655%, 4/1/57                        203,811
--------------------------------------------------------------------------------
                TOTAL MUNICIPAL BONDS                     $      427,357
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                                     VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 10.9%
     4,905,370  Touchstone Institutional
                  Money Market Fund^                      $    4,905,370
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 108.5%
                (Cost $49,475,200)                        $   48,955,563

                LIABILITIES IN
                EXCESS OF OTHER ASSETS -- (8.5%)              (3,826,029)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                      $   45,129,534
================================================================================

*     Non-income producing security.

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

PORTFOLIO ABBREVIATIONS:

FNMA - Federal National Mortgage Association

FHLB - Federal Home Loan Bank

GNMA - Government National Mortgage Association

PLC - Public Limited Company

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $5,144,246 or 11.4% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION           LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds            $      --     $ 19,019,514     $    --     $   19,019,514
Mortgage-Backed
  Securities              --       16,894,121          --         16,894,121
U.S. Treasury
  Obligations             --        7,709,201          --          7,709,201
Investment
  Funds             4,905,370             --           --          4,905,370
Municipal
  Bonds                   --          427,357          --            427,357
                                                              ==============
                                                              $   48,955,563

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
High Yield Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 97.0%
$      956,000  Accellent, Inc., 144a, 8.375%, 2/1/17     $      970,340
       525,000  ACE Hardware Corp., 144a,
                  9.125%, 6/1/16                                 563,063
        77,000  AES Corp., 144a, 8.750%, 5/15/13                  78,155
     1,087,000  AES Corp., 8.000%, 10/15/17                    1,103,305
       993,113  American Airline Pilot Trust,
                  10.375%, 7/2/19                              1,149,528
       796,000  Amsted Industries, Inc., 144a,
                  8.125%, 3/15/18                                796,000
     1,598,000  Apria Healthcare Group, Inc., 144a,
                  11.250%, 11/1/14                             1,737,825
       750,000  ARAMARK Corp., 8.500%, 2/1/15                    766,875
       506,000  Asbury Automotive Group, Inc.,
                  8.000%, 3/15/14                                507,265
        30,000  Asbury Automotive Group, Inc.,
                  7.625%, 3/15/17                                 28,575
       331,000  Ashtead Capital, Inc., 144a,
                  9.000%, 8/15/16                                335,137
       152,000  Ashtead Holdings PLC, 144a,
                  8.625%, 8/1/15                                 152,000
     1,000,000  Atlas Energy Operating Co. LLC / Atlas
                  Energy Finance Corp., 12.125%, 8/1/17        1,145,000
       533,000  Atlas Pipeline Partners LP,
                  8.750%, 6/15/18                                514,345
     1,000,000  Axcan Intermediate Holdings, Inc.,
                  12.750%, 3/1/16                              1,100,000
       350,000  Axcan Intermediate Holdings, Inc.,
                  9.250%, 3/1/15                                 378,000
       650,000  Basic Energy Services, Inc.,
                  7.125%, 4/15/16                                565,500
     1,013,000  Basic Energy Services, Inc.,
                  11.625%, 8/1/14                              1,114,300
       750,000  BE Aerospace, Inc., 8.500%, 7/1/18               800,625
       650,000  Beazer Homes USA, Inc.,
                  6.875%, 7/15/15                                572,000
       578,000  Berry Petroleum Co., 8.250%, 11/1/16             585,225
       539,000  Buckeye Technologies, Inc.,
                  8.500%, 10/1/13                                551,128
       400,000  Cascades, Inc., 144a, 7.875%, 1/15/20            402,000
       672,000  Cascades, Inc., 144a, 7.750%, 12/15/17           677,040
       250,000  Case New Holland, Inc., 7.125%, 3/1/14           253,125
       627,000  Cellu Tissue Holdings, Inc.,
                  11.500%, 6/1/14                                699,105
     1,800,000  Cenveo Corp., 144a, 8.875%, 2/1/18             1,820,250
        52,000  Cenveo Corp., 7.875%, 12/1/13                     49,790
     1,200,000  Cequel Communications Holdings I LLC
                  and Cequel Capital Corp., 144a,
                  8.625%, 11/15/17                             1,233,000
     1,468,000  Chesapeake Energy Corp.,
                  6.500%, 8/15/17                              1,420,290
       205,000  Chesapeake Energy Corp.,
                  9.500%, 2/15/15                                222,938
       187,000  CHS/Community Health Systems, Inc.,
                  8.875%, 7/15/15                                193,545
     1,130,000  Cincinnati Bell, Inc., 7.000%, 2/15/15         1,098,925
     2,250,000  CIT Group, Inc., 7.000%, 5/1/16                2,075,625
       286,000  Clean Harbors, Inc., 7.625%, 8/15/16             290,290
        22,000  Clear Channel Worldwide Holdings, Inc.,
                  144a, 9.250%, 12/15/17                          22,852
     1,169,000  Clear Channel Worldwide Holdings, Inc.,
                  144a, 9.250%, 12/15/17                       1,221,605
       496,000  Cloud Peak Energy Resources LLC / Cloud
                  Peak Energy Finance Corp., 144a,
                  8.500%, 12/15/19                               508,400
       868,000  Coffeyville Resources LLC, 144a,
                  10.875%, 4/1/17                                861,490
       975,000  Communications & Power Industries, Inc.,
                  8.000%, 2/1/12                                 972,563
       926,000  Connacher Oil and Gas Ltd., 144a,
                  10.250%, 12/15/15                              942,205
       198,000  Consol Energy, Inc., 144a,
                  8.000%, 4/1/17                                 203,445
       198,000  Consol Energy, Inc., 144a,
                  8.250%, 4/1/20                                 203,445
       316,000  Copano Energy LLC / Copano Energy
                  Finance Corp., 8.125%, 3/1/16                  320,345
       320,000  Credit Acceptance Corp., 144a,
                  9.125%, 2/1/17                                 328,800
       216,000  Cricket Communications, Inc.,
                  9.375%, 11/1/14 +                              219,780
       529,000  Cricket Communications, Inc.,
                  7.750%, 5/15/16                                548,837
       236,000  Crosstex Energy/Crosstex Energy
                  Finance Corp., 144a,
                  8.875%, 2/15/18                                243,375
        78,000  Crown Castle International Corp.,
                  9.000%, 1/15/15                                 84,435
     1,096,000  CSC Holdings LLC, 144a,
                  8.625%, 2/15/19                              1,200,120
       750,000  DaVita, Inc., 6.625%, 3/15/13                    754,688
       500,000  Delta Air Lines, Inc., Ser 02G2,
                  6.417%, 7/2/12                                 496,875
       338,000  Denbury Resources, Inc.,
                  8.250%, 2/15/20                                358,280
       310,000  Edison Mission Energy, 7.000%, 5/15/17           216,225
       500,000  Enterprise Products Operating LLC, Ser A,
                  8.375%, 8/1/66 (a)                             507,500
       917,000  Enterprise Products Operating LLC,
                  7.000%, 6/1/67 (a)                             841,348
     1,102,000  Equinox Holdings, Inc., 144a,
                  9.500%, 2/1/16                               1,110,265
       100,000  Expro Finance Luxembourg SCA, 144a,
                  8.500%, 12/15/16                               101,000
       568,000  First Data Corp., 9.875%, 9/24/15                489,900
       756,000  Fisher Communications, Inc.,
                  8.625%, 9/15/14                                742,770

--------------------------------------------------------------------------------
High Yield Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 97.0% (CONTINUED)
$      780,000  Ford Motor Credit Co. LLC,
                  8.125%, 1/15/20                         $      818,197
       175,000  Ford Motor Credit Co. LLC,
                  7.000%, 10/1/13                                181,079
       420,000  Foundation PA Coal Co. LLC,
                  7.250%, 8/1/14                                 427,350
     1,000,000  Frontier Communications Corp.,
                  8.125%, 10/1/18                              1,000,000
       475,000  GCI, Inc., 7.250%, 2/15/14                       475,594
        30,000  General Cable Corp., 7.125%, 4/1/17               29,737
       740,000  Gibraltar Industries, Inc., Ser B,
                  8.000%, 12/1/15                                728,900
       909,000  Gibson Energy ULC / GEP
                  Midstream Finance Corp., 144a,
                  11.750%, 5/27/14                               997,628
       688,000  GMAC, Inc., 6.625%, 5/15/12                      694,880
       383,000  GMAC, Inc., 6.875%, 9/15/11                      389,224
       119,000  Goodyear Tire & Rubber,
                  10.500%, 5/15/16                               128,520
       657,000  HCA Inc, 5.750%, 3/15/14                         620,044
       711,355  HCA, Inc., 9.625%, 11/15/16                      762,039
       808,000  Helix Energy Solutions Group, Inc., 144a,
                  9.500%, 1/15/16                                832,240
       760,000  Hilcorp Energy I LP/Hilcorp
                  Finance Co., 144a, 7.750%, 11/1/15             750,500
       711,000  Hilcorp Energy I LP/Hilcorp
                  Finance Co., 144a, 9.000%, 6/1/16              739,440
     1,070,000  Holly Energy Partners LP/Holly
                  Energy Finance Corp., 6.250%, 3/1/15         1,021,850
       466,000  IASIS Healthcare LLC / IASIS
                  Capital Corp., 8.750%, 6/15/14                 474,737
       384,000  Ingles Markets, Inc., 8.875%, 5/15/17            401,280
     1,000,000  Intelsat Jackson Holdings SA, 144a,
                  8.500%, 11/1/19                              1,050,000
       763,000  Intergen NV, 144a, 9.000%, 6/30/17               785,890
        40,000  International Lease Finance Corp., 144a,
                  8.750%, 3/15/17                                 40,921
        90,000  Interpublic Group of Cos., Inc.,
                  6.250%, 11/15/14                                90,563
     1,127,000  Interpublic Group of Cos., Inc.,
                  10.000%, 7/15/17                             1,274,919
       155,000  Iron Mountain, Inc., 8.375%, 8/15/21             161,200
     1,000,000  Iron Mountain, Inc., 8.000%, 6/15/20           1,025,000
       500,000  Jarden Corp., 8.000%, 5/1/16                     523,750
       491,000  Jarden Corp., 7.500%, 5/1/17                     497,751
       554,000  Koppers, Inc., 144a, 7.875%, 12/1/19             570,620
        45,000  Lamar Media Corp., 7.250%, 1/1/13                 45,337
       116,000  Lamar Media Corp., 6.625%, 8/15/15               112,665
       348,000  Lamar Media Corp., Ser B,
                  6.625%, 8/15/15                                334,515
       420,000  LBI Escrow Corp., 144a, 8.000%, 11/1/17          435,750
       168,000  Lear Corp., 7.875%, 3/15/18                      169,890
     1,032,000  Libbey Glass, Inc., 144a,
                  10.000%, 2/15/15                             1,086,180
     1,000,000  M/I Homes, Inc., 6.875%, 4/1/12                  970,000
     1,125,000  MarkWest Energy Partners LP /
                  MarkWest Energy Finance Corp., Ser B,
                  8.750%, 4/15/18                              1,154,531
       671,000  Martin Midstream Partners &
                  Finance, 144a, 8.875%, 4/1/18                  677,710
       500,000  Massey Energy Co., 6.875%, 12/15/13              506,875
       500,000  Meritage Homes Corp., 6.250%, 3/15/15            480,000
     1,000,000  MetLife, Inc., 10.750%, 8/1/39                 1,288,952
       318,000  MetroPCS Wireless, Inc.,
                  9.250%, 11/1/14 +                              325,155
       361,000  Moog, Inc., 7.250%, 6/15/18                      353,780
       614,000  Mueller Water Products, Inc.,
                  7.375%, 6/1/17                                 554,135
     1,497,000  Navistar International Corp.,
                  8.250%, 11/1/21                              1,526,940
     1,097,000  New Communications Holdings, Inc., 144a,
                  8.500%, 4/15/20                              1,105,227
       450,000  Nextel Communications, Inc., Ser E,
                  6.875%, 10/31/13                               438,750
       169,000  North American Energy Alliance LLC /
                  North American Energy Alliance
                  Finance Corp., 144a, 10.875%, 6/1/16           179,985
       949,000  Novelis Inc, 7.250%, 2/15/15                     915,785
     1,000,000  Omega Healthcare Investors, Inc., 144a,
                  7.500%, 2/15/20                              1,010,000
       850,000  Overseas Shipholding Group, Inc.,
                  8.750%, 12/1/13                                898,875
       375,000  Owens-Brockway Glass Container, Inc.,
                  7.375%, 5/15/16                                393,750
       756,000  PAETEC Holding Corp., 144a,
                  8.875%, 6/30/17                                776,790
        40,000  PE Paper Escrow GmbH, 144a,
                  12.000%, 8/1/14                                 45,200
       856,000  Penske Auto Group, Inc.,
                  7.750%, 12/15/16                               823,900
       468,000  Petrohawk Energy Corp.,
                  10.500%, 8/1/14                                516,555
       750,000  Petrohawk Energy Corp.,
                  7.875%, 6/1/15                                 764,062
     1,500,000  Pioneer Drilling Co., 144a,
                  9.875%, 3/15/18                              1,485,000
       534,000  PNM Resources, Inc., 9.250%, 5/15/15             568,042
       341,000  PPF Funding, Inc., 144a,
                  5.700%, 4/15/17                                305,031
     1,000,000  Puget Sound Energy, Inc., Ser A,
                  6.974%, 6/1/67 (a)                             890,760
       167,000  Quebecor Media, Inc., 7.750%, 3/15/16            169,087
       805,000  Quebecor Media, Inc., 7.750%, 3/15/16            815,063
       699,000  QVC, Inc., 144a, 7.500%, 10/1/19                 712,980
       700,000  Qwest Communications International, Inc.,
                  7.500%, 2/15/14                                712,250
       468,000  Regency Energy Partners LP/Regency
                  Energy Finance Corp.,
                  8.375%, 12/15/13                               485,550

--------------------------------------------------------------------------------
High Yield Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 97.0% (CONTINUED)
$      728,000  Regency Energy Partners LP/Regency
                  Energy Finance Corp., 144a,
                  9.375%, 6/1/16                          $      771,680
       633,000  Res-Care, Inc., 7.750%, 10/15/13                 636,165
       110,000  Reynolds Group Issuer, Inc. / Reynolds
                  Group Issuer LLC, 144a,
                  7.750%, 10/15/16                               113,025
       128,000  RRI Energy, Inc., 7.625%, 6/15/14                119,680
       305,000  RSC Equipment Rental, Inc./RSC
                  Holdings III LLC, 144a,
                  10.000%, 7/15/17                               323,300
     1,723,000  Sabine Pass LNG LP, 7.250%, 11/30/13           1,619,620
       193,000  Scotts Miracle-Gro Co./The,
                  7.250%, 1/15/18                                196,860
       334,000  Sealy Mattress Co., 144a,
                  10.875%, 4/15/16                               374,080
       226,000  Sealy Mattress Co., 8.250%, 6/15/14              226,000
       158,000  Service Corp International,
                  7.000%, 6/15/17                                154,840
       645,000  Service Corp International,
                  8.000%, 11/15/21                               653,062
       556,000  Solo Cup Co. / Solo Cup Operating Corp.,
                  10.500%, 11/1/13                               586,580
       765,000  Sprint Nextel Corp., 8.375%, 8/15/17             768,825
       839,000  Steel Dynamics, Inc., 6.750%, 4/1/15             845,292
       500,000  Stena AB, 7.500%, 11/1/13                        512,500
       395,000  Stena AB, 7.000%, 12/1/16                        378,212
       500,000  Stewart Enterprises, Inc.,
                  3.125%, 7/15/14                                448,125
       350,000  Stewart Enterprises, Inc.,
                  6.250%, 2/15/13                                344,750
       806,000  StoneMor Cornerstone OSIR, 144a,
                  10.250%, 12/1/17                               830,180
       379,000  SunGard Data Systems, Inc.,
                  4.875%, 1/15/14                                358,629
       613,000  Talecris Biotherapeutics Holdings
                  Corp, 144a, 7.750%, 11/15/16                   616,065
       886,000  Targa Resources Partners LP / Targa
                  Resources Partners Finance Corp., 144a,
                  11.250%, 7/15/17                               996,750
       219,000  Targa Resources Partners LP / Targa
                  Resources Partners Finance Corp.,
                  8.250%, 7/1/16                                 223,928
       788,000  Texas Industries, Inc., 7.250%, 7/15/13          774,210
       462,000  Texas Industries, Inc., Ser UNRE,
                  7.250%, 7/15/13                                453,915
        64,000  TransDigm, Inc., 144a, 7.750%, 7/15/14            65,600
        46,000  TreeHouse Foods, Inc.,
                  7.750%, 3/1/18                                  47,725
       172,000  tw telecom holdings, inc., 144a,
                  8.000%, 3/1/18                                 175,870
       528,000  United Refining Co., Ser 2,
                  10.500%, 8/15/12                               504,240
       125,000  United Rentals North America, Inc.,
                  10.875%, 6/15/16                               135,938
       518,000  Universal Hospital Services, Inc.,
                  3.859%, 6/1/15 (a)                             441,595
       395,000  US Concrete, Inc., 8.375%, 4/1/14 +              233,050
       331,000  Valassis Communications, Inc.,
                  8.250%, 3/1/15                                 340,103
        52,000  Ventas Realty LP / Ventas Capital Corp.,
                  7.125%, 6/1/15                                  53,963
       453,000  Viasat Inc, 144a, 8.875%, 9/15/16                463,192
        25,000  Virgin Media Finance PLC, Ser $,
                  8.750%, 4/15/14                                 25,594
       834,000  Virgin Media Finance PLC, Ser 1,
                  9.500%, 8/15/16                                911,145
       429,000  Visant Holding Corp., 8.750%, 12/1/13            439,725
     1,885,000  Wind Acquisition Finance SA, 144a,
                  11.750%, 7/15/17                             2,082,925
       441,000  Windstream Corp., 8.125%, 8/1/13                 461,947
       101,000  WMG Acquisition Corp.,
                  7.375%, 4/15/14                                 96,960
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                     $  100,785,417
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                                     VALUE
--------------------------------------------------------------------------------
                PREFERRED STOCK --0.2%
                FINANCIALS --0.2%
           227  GMAC LLC 144a, 7.00%                      $      173,031
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 1.1%
       795,283  Invesco AIM Liquid Assets Portfolio**            795,283
       351,468  Touchstone Institutional
                  Money Market Fund^                             351,468
--------------------------------------------------------------------------------
                TOTAL INVESTMENT FUNDS                    $    1,146,751
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 98.3%
                (Cost $99,827,834)                        $  102,105,199

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 1.7%                  1,807,123
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                      $  103,912,322
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $745,147.

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

--------------------------------------------------------------------------------
High Yield Fund (Continued)
--------------------------------------------------------------------------------


PORTFOLIO ABBREVIATIONS:

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Organization

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $36,284,602 or 34.9% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds           $       --     $  100,785,417   $    --   $  100,785,417
Investment
  Funds             1,146,751               --         --        1,146,751
Preferred Stocks      173,031               --         --          173,031
                                                            ==============
                                                            $  102,105,199

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Institutional Money Market Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 10.5%
$      150,000  Alabama Power Co., Ser R,
                  0.542%, 12/1/10                         $      154,160
       500,000  Alabama Power Co., Ser HH,
                  0.553%, 2/1/11                                 518,951
     1,013,000  AT&T, Inc., 0.472%, 11/15/10                   1,043,220
       291,000  Bank of America Corp,
                  0.637%, 10/1/10                                296,299
       750,000  Bear Stearns Company (JPM), Ser MTNB,
                  0.470%, 6/23/10                                756,943
     1,430,000  Canada Mortgage & Housing Corp.,
                  0.959%, 4/1/10                               1,430,000
       505,000  Caterpillar Financial Services Corp,
                  0.696%, 12/1/10                                519,658
       145,000  Caterpillar Finanical Services Corp,
                  0.320%, 6/1/10                                 145,969
     1,350,000  ConocoPhillips,
                  0.323%, 5/25/10                              1,366,901
     1,325,000  ConocoPhillips,
                  0.265%, 2/15/11                              1,425,245
     4,100,000  Countrywide Financial Corp., Ser MTNA,
                  0.451%, 6/15/10                              4,134,545
     3,200,000  Credit Suisse USA, Inc.,
                  0.666%, 8/15/10                              3,250,376
     1,000,000  Credit Suisse USA, Inc.,
                  0.582%, 3/2/11                               1,042,598
     1,922,000  Deutsche Bank AG London,
                  0.656%, 10/12/10                             1,966,399
     5,781,000  EI du Pont de Nemours & Co.,
                  0.588%, 4/30/10                              5,797,274
       380,000  Export Development Canada,
                  0.927%, 4/1/10                                 380,000
       205,000  General Electric Capital Corp.,
                  0.667%, 2/1/11                                 212,741
     2,450,000  General Electric Capital Corp., Ser MTNA,
                  0.347%, 9/13/10                              2,492,707
       300,000  General Electric Capital Corp., Ser MTNA,
                  0.698%, 2/22/11                                314,498
       800,000  JPMorgan Chase & Co.,
                  0.668%, 1/17/11                                824,861
       520,000  Toyota Motor Credit Corp.,
                  0.452%, 12/15/10                               534,322
       350,000  Toyota Motor Credit Corp.,
                  0.819%, 1/7/10                                 349,970
       250,000  US Bancorp, 0.280%, 2/6/10                       250,091
       330,000  US Bancorp, 0.669%, 3/4/10                       329,995
       210,000  Wachovia Corp., 0.774%, 6/1/10                   211,258
     1,180,000  Wal-Mart Stores Inc, 0.314%, 7/1/10            1,191,219
     5,235,000  Wells Fargo & Co., 0.983%, 8/9/10              5,302,879
     2,000,000  Wells Fargo Bank N.A., Ser AI,
                  1.404%, 6/21/10                              2,026,985
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                     $   38,270,064
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 4.6%
     2,600,000  AMP OH Elec Rev UTGO BANS,
                  Ser 2009 B, Class B, 2.00%, 10/28/10         2,607,493
     1,000,000  Butler Cnty OH LTGO BANS, Ser 2009,
                  1.65%, 5/6/10                                1,000,000
     1,600,000  City of Mason OH Rev Notes, Ser 2010,
                  1.50%, 2/2/11                                1,603,985
     2,000,000  County of Franklin OH Rev Notes,
                  Ser 2010, 1.10%, 3/11/11                     2,003,725
       575,000  Jeffersonville IN UTGO BANS, Ser 2009,
                  2.00%, 4/13/10                                 575,000
     5,200,000  Ramapo NY UTGO BANS, Ser 2009,
                  Class B, 2.00%, 12/15/10                     5,222,879
     3,800,000  Woodbridge CT UTGO BANS, Ser 2009,
                  2.00%, 8/26/10                               3,802,561
--------------------------------------------------------------------------------
                TOTAL TAXABLE MUNICIPAL BONDS             $   16,815,643
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.1%
     1,210,000  FFCB, 3.00%, 3/3/11                            1,237,869
       675,000  FFCB, 3.75%, 12/6/10                             690,460
       635,000  FHLB, 0.38%, 1/6/11                              634,803
       250,000  FHLB, Ser 1, 0.50%, 10/29/10                     250,281
     4,500,000  FHLB, 0.88%, 1/20/11                           4,513,494
       275,000  FHLB, 1.12%, 6/30/10                             275,596
       825,000  FHLB, 1.30%, 7/30/10                             827,890
       100,000  FHLB, 3.50%, 12/10/10                            102,165
     2,185,000  FHLB, 4.25%, 6/11/10                           2,202,519
       800,000  FHLB, Ser KU10, 4.75%, 8/13/10                   812,530
       160,000  FHLB, 4.77%, 4/13/10                             160,218
       300,000  FHLB, Ser XD10, 5.00%, 12/10/10                  309,488
     2,880,000  FHLB, 5.25%, 6/11/10                           2,908,774
       250,000  FHLMC, 2.88%, 4/30/10                            250,457
       110,000  FHLMC, 4.50%, 12/16/10                           113,214
       297,000  FNMA, 3.63%, 5/28/10                             298,409
       160,000  FNMA, 4.13%, 5/12/10                             160,621
       373,000  FNMA, 4.25%, 8/15/10                             378,597
     9,289,000  FNMA, 6.25%, 2/1/11                            9,689,756
     3,000,000  Overseas Private Investment Corp ,
                  0.16%, 3/15/19                               3,000,000
     2,456,140  Overseas Private Investment Corp ,
                  Ser A, 0.16%, 3/15/24                        2,456,141
     7,859,649  Overseas Private Investment Corp ,
                  Ser A, 0.16%, 3/15/24                        7,859,649
     3,381,818  Overseas Private Investment Corp ,
                  0.16%, 6/15/11                               3,381,818
     8,400,000  Overseas Private Investment Corp.,
                  Ser B, 0.16%, 3/15/17                        8,400,000
     8,000,000  Overseas Private Investment Corp.
                  FRN COP, 0.16%, 5/15/21                      8,000,000
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS                               $   58,914,749
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CERTIFICATE OF DEPOSIT -- 3.1%
$   11,400,000  Rabobank Nederland NV,
                  5.000%, 5/25/10                         $   11,469,352
--------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 3.0%
     3,000,000  NSTAR, 0.000%, 4/6/10                          2,999,933
     8,000,000  Societe Generale North America, Inc.,
                  0.000%, 4/1/10                               8,000,000
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER                    $   10,999,933
--------------------------------------------------------------------------------

                TIME DEPOSIT -- 4.4%
    16,000,000  BNP Paribas Finance Inc,
                  0.100%, 4/1/10                          $   16,000,000
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 58.0%
       588,000  Alameda Co CA IDA Rev
                  (Oakland Pallet Inc),
                  (LOC: Comerica Bank) Ser 2008,
                  Class B, 0.480%, 5/1/10                        588,000
     4,150,000  Andrew W Mellon Foundation NY,
                  Ser 2008, 0.310%, 4/5/10                     4,150,000
     5,650,000  Arlington Cnty VA IDA Rev,
                  (LOC: Bank of America N.A.) Ser 2005,
                  0.300%, 5/3/10                               5,650,000
     2,300,000  Athens-Clarke County Unified
                  Government Dev Auth Rev Bonds,
                  (LOC: Bank of America N.A.) Ser 2005,
                  0.250%, 4/5/10                               2,300,000
     1,870,000  Auburn ME Rev, (LOC: TD Bank N.A.)
                  Ser 2001, Class J, 0.450%, 5/1/10            1,870,000
     8,275,000  Bath Technology Associates Ltd.,
                  (LOC: Bank of America N.A.) Ser 1997,
                  0.230%, 5/6/10                               8,275,000
     1,535,000  Blossom Hill Development Co. Ltd.,
                  (LOC: US Bank N.A.) Ser 2001,
                  0.650%, 1/7/10                               1,535,000
     1,105,000  Burgess & Niple Ltd.,
                  (LOC: National City Bank)
                  0.420%, 1/7/10                               1,105,000
     3,083,000  CHS Properties, Inc.,
                  (LOC: Wachovia Bank) Ser 2006,
                  0.250%, 1/7/10                               3,083,000
     2,600,000  Cincinnati Christ University,
                  (LOC: US Bank N.A.) 0.750%, 1/7/10           2,600,000
     3,470,000  CO Health Facs Auth Rev,
                  (LOC: LaSalle Bank N.A.) Ser 2004,
                  Class C, 0.540%, 5/3/10                      3,470,000
       110,000  CO Health Facs Auth Rev EDR,
                  (LOC: JP Morgan Chase Bank)
                  Ser 2005 B, Class B, 0.600%, 1/7/10            110,000
       275,000  Connelly/Brueshaber Parternship #1,
                  (LOC: US Bank N.A.) Ser 2000,
                  0.650%, 1/7/10                                 275,000
     1,905,000  Corporate Finance Managers, Inc.,
                  (LOC: Wells Fargo Bank N.A.)
                  0.230%, 1/7/10                               1,905,000
     5,450,000  Crystal Clinic, (LOC: FHLB)
                  0.400%, 1/7/10                               5,450,000
     4,800,000  Cuyahoga Co OH Rev,
                  (SPA: Bank of Nova Scotia) Ser 2004,
                  0.200%, 4/5/10                               4,800,000
     1,100,000  Cuyahoga Co OH Rev Subser B1,
                  (SPA: JPMorgan Chase Bank) Ser 2004,
                  0.200%, 4/5/10                               1,100,000
     1,000,000  Dayton Wheel Concepts, Inc.,
                  (LOC: National City Bank)
                  0.340%, 1/7/10                               1,000,000
     1,600,000  Douglas Co GA Dev Auth LLC,
                  (LOC: Wells Fargo Bank N.A.) Ser 2007,
                  Class B, 0.250%, 1/7/10                      1,600,000
    11,810,000  Driftwood Landing Corp.,
                  (LOC: National City Bank) Ser 2002,
                  0.340%, 1/7/10                              11,810,000
     1,025,000  Farley Investment Properties LLC,
                  (LOC: US Bank N.A.)
                  0.650%, 3/1/18                               1,025,000
     7,185,000  First Church of Christ Christian, Inc.,
                  (LOC: FHLB) Ser 06B, 0.650%, 1/7/10          7,185,000
       400,000  Florida Hoiusing Finance Corp.
                  (Waterford Pointe), (LOC: FNMA)
                  Ser 2000, Class E, 0.440%, 4/15/10             400,000
     1,000,000  French Lick IN EDR,
                  (LOC: National City Bank) Ser 2008,
                  Class A, 0.400%, 4/5/10                      1,000,000
     1,025,000  Green Street Surgery Center LLC,
                  (LOC: National City Bank) Ser 2003,
                  0.470%, 1/7/10                               1,025,000
     3,190,000  Helmholdt Capital LLC, (LOC: FHLB)
                  0.380%, 1/7/10                               3,190,000
       500,000  Hopewell Development Co.,
                  (LOC: National City Bank)
                  0.420%, 1/7/10                                 500,000
     1,935,000  Kenwood Lincoln-Mercury,
                  (LOC: National City Bank) Ser 2000,
                  0.292%, 1/7/10                               1,935,000
     8,270,000  KMS Fed Ex LP, Ser 2006, 0.450%, 2/1/36        8,270,000
     1,600,000  KS St Dev Fin Auth Rev, (LOC: FHLB)
                  Ser 2002, Class O, 0.370%, 4/5/10            1,600,000
     1,000,000  Labcon North America, Ser 2010,
                  0.410%, 1/1/40                               1,000,000
     1,330,000  Laurel Grocery Co. LLC,
                  (LOC: US Bank N.A.) Ser 2003,
                  0.650%, 1/7/10                               1,330,000
     2,355,000  Louisiana Local Government
                  Environmental Facilities &
                  Community Dev Auth Rev Bonds,
                  (LOC: LaSalle Bank N.A.) Ser 2007,
                  Class B, 1.000%, 4/5/10                      2,355,000

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                VARIABLE RATE DEMAND NOTES -- 58.0%
                (CONTINUED)
$    3,860,000  Lowell Family LLC,
                  (LOC: LaSalle Bank N.A.)
                  0.400%, 1/7/10                          $    3,860,000
     4,400,000  Mason City Clinic,
                  (LOC: Wells Fargo Bank N.A.) Ser 1992,
                  0.280%, 1/6/10                               4,400,000
     2,655,000  Metropolitan Govt Nashville &
                  Davidson TN, (LOC: FHLB) Ser 2006,
                  Class B, 0.270%, 4/5/10                      2,655,000
     1,000,000  Meyer Cookware Industries, Inc.,
                  (LOC: Wells Fargo Bank N.A.) Ser 1999,
                  0.380%, 5/6/10                               1,000,000
     1,835,000  Miarko, Inc., (LOC: PNC Bank N.A.)
                  0.340%, 1/7/10                               1,835,000
     4,200,000  Midwestern Univ IL Ed Ln,
                  (LOC: Royal Bank of Canada)
                  Ser 2009 A, Class A, 0.280%, 4/5/10          4,200,000
     3,739,000  Mill Street Village LLC, (LOC: FHLB)
                  0.540%, 1/7/10                               3,739,000
     8,300,000  MS Business Financial Corp Solid Waste
                  Disp Rev (Southern Co), Ser 1998,
                  0.210%, 4/5/10                               8,300,000
     2,745,000  Neltner Properties LLC,
                  (LOC: US Bank N.A.) Ser 1999,
                  0.650%, 1/7/10                               2,745,000
     1,065,000  New Belgium Brewing Co., Inc.,
                  (LOC: Wells Fargo Bank N.A.) Ser 2000,
                  0.280%, 5/6/10                               1,065,000
     1,285,000  NH St Business Fin Auth Rev
                  (Alice Peck Day - B),
                  (LOC: TD Banknorth N.A.) Ser 2007,
                  Class B, 0.300%, 1/7/10                      1,285,000
     5,320,000  Northwestern University,
                  (LOC: Bank of America N.A.)
                  0.350%, 1/7/10                               5,320,000
       345,000  Oakland-Alameda Co CA
                  Coliseum Auth Lease Rev,
                  (LOC: Bank of New York) Ser A-2,
                  Class D, 0.280%, 5/3/10                        345,000
     1,990,000  Odenton Baptist Church,
                  (LOC: PNC Bank N.A.) 0.450%, 1/7/10          1,990,000
     5,875,000  OH St Higher Ed Fac Rev
                  (Case Western), (SPA: Landesbank
                  Heeson-Thuringen) Ser 2002,
                  Class A, 0.190%, 5/3/10                      5,875,000
     1,000,000  OH St Higher Edl Fac Rev,
                  (SPA: Landesbank Hessen-Thuringen)
                  Ser 2002, Class A, 0.190%, 5/3/10            1,000,000
     2,595,000  OH St Solid Waste Rev, Ser 2002,
                  0.180%, 4/5/10                               2,595,000
     1,570,000  OH St Solid Waste Rev (BP PLC),
                  Ser 1999, 0.180%, 4/5/10                     1,570,000
     1,910,000  Old Hickory-TN/AHPC,
                  (LOC: Wachovia Bank) 0.270%, 1/7/10          1,910,000
       200,000  Platte Co MO IDA Rev (Complete Home),
                  (LOC: US Bank N.A.) Ser 2007,
                  Class B, 0.270%, 4/5/10                        200,000
       600,000  Polk Co FL IDA IDR (Metromont Corp),
                  (LOC: Wells Fargo Bank N.A.) Ser 2007,
                  Class B, 0.300%, 4/5/10                        600,000
     2,192,000  Progress Industrial Properties, Inc.,
                  (LOC: FHLB) 0.400%, 1/7/10                   2,192,000
     1,400,000  QC Reprographics, Inc.,
                  (LOC: US Bank N.A.) 0.650%, 1/7/10           1,400,000
       750,000  Riverview Medical Office Building LP,
                  (LOC: National City Bank) Ser 1997,
                  0.340%, 1/7/10                                 750,000
     1,000,000  San Juan Regional Medical Center,
                  (LOC: Scotia Bank) 0.350%, 2/11/10           1,000,000
     1,770,000  Secor Realty Inc,
                  (LOC: National City Bank)
                  0.340%, 1/7/10                               1,770,000
     2,785,000  Sheboygan Falls WI Indl Rev (HTT Inc),
                  (LOC: US Bank N.A.) Ser 2007,
                  Class B, 0.420%, 4/5/10                      2,785,000
     1,865,000  Sheltair Daytona Beach LLC, Ser 2004,
                  0.550%, 11/1/34                              1,865,000
     7,715,000  Sierra Land Co. LLC, (LOC: FHLB)
                  0.330%, 1/7/10                               7,715,000
       600,000  Simba USA LLC, (LOC: US Bank N.A.)
                  Ser 2003, 0.470%, 1/7/10                       600,000
     1,800,000  Southeast Christian Church of
                  Jefferson County Kentucky, Inc.,
                  (LOC: JP Morgan Chase Bank)
                  Ser 2003, 0.290%, 1/7/10                     1,800,000
     1,710,000  Southwestern IL Dev Auth IDR
                  (Mattingly Lumber), (LOC: FHLB)
                  Ser 2005, Class B, 0.400%, 5/3/10            1,710,000
     2,405,000  SPG Capital LLC, (LOC: LaSalle Bank N.A.)
                  0.550%, 12/1/10                              2,405,000
     1,925,000  Springfield MO Redev Auth Rev
                  (Univ Plaza Hotel), (LOC: Bank of
                  America N.A.) Ser 2003, 0.400%, 4/5/10       1,925,000
     1,570,000  Springside Corp. Exchange
                  Partners I LLC, (LOC: US Bank N.A.)
                  0.340%, 1/7/10                               1,570,000
     3,200,000  St Paul MN Port Auth Dist,
                  (LOC: Deutsche Bank A.G.) Ser 2009,
                  0.300%, 4/5/10                               3,200,000
     1,655,000  St Pauls Episcopal Church of
                  Indianapolis IN, (LOC: JP Morgan
                  Chase Bank) Ser 2008, 0.300%, 4/5/10         1,655,000
     2,035,000  SW OH Water Company,
                  (LOC: PNC Bank N.A.) 0.340%, 1/7/10          2,035,000
     1,590,000  Team Rahal of Pittsburgh,
                  (LOC: PNC Bank N.A.) 0.330%, 1/1/10          1,590,000

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                VARIABLE RATE DEMAND NOTES -- 58.0%
                (CONTINUED)
$   12,500,000  TX St Veterans Hsg Assist UTGO,
                  (LOC: LANDESBANK HESSEN-THRGN)
                  Ser 1994, 0.300%, 4/5/10                $   12,500,000
     1,600,000  Upper IL River Valley Dev Auth IDR,
                  (LOC: LaSalle Bank N.A.) Ser 2003,
                  Class B, 0.420%, 5/3/10                      1,600,000
     1,165,000  WA St Hsg Fin Commn MFH Rev
                  (Brittany PK PJ-B), (LOC: FNMA)
                  Ser 1996, Class B, 0.280%, 5/3/10            1,165,000
       938,000  West Point Market, Inc., (LOC: FHLB)
                  Ser 2000, 0.500%, 5/6/10                       938,000
     3,000,000  Winnebago Co IL Indl Dev, (LOC: FHLB)
                  Ser 2001, 0.270%, 4/5/10                     3,000,000
     2,500,000  XII West Maple Street LLC,
                  (LOC: LaSalle Bank N.A.) 0.550%, 1/7/10      2,500,000
     2,450,000  Yuengling Beer Co., Inc.,
                  (LOC: PNC Bank N.A.)
                  Ser 99A, 0.450%, 1/1/10                      2,450,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES          $  212,100,000
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                                     VALUE
--------------------------------------------------------------------------------
                INVESTMENT FUNDS -- 0.0%
           566  Brown Brothers Harriman Cash
                  Sweep Account                           $          566
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.7%
                (Cost $364,570,307)                       $  364,570,307

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 0.3%                  1,006,990
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                      $  365,577,297
================================================================================

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes

COP - Certificates of Participation

EDR - Economic Development Revenue

FFCB - Federal Farm Credit Bank

FNMA - Federal National Mortgage Association

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FRN - Floating Rate Note

IDA - Industrial Development Authority/Agency

IDR - Industrial Development Revenue

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

PLC - Public Limited Company

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $4,589,933 or 1.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION        LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand
  Notes             $    --    $  212,100,000    $     --    $  212,100,000
U.S. Government
  Agency
  Obligations            --        58,914,749          --        58,914,749
Corporate Bonds          --        38,270,064          --        38,270,064
Municipal Bonds          --        16,815,643          --        16,815,643
Time Deposits            --        16,000,000          --        16,000,000
Certificates of
  Deposit                --        11,469,352          --        11,469,352
Commercial Paper         --        10,999,933          --        10,999,933
Investment Funds        566               --           --               566
                                                             ==============
                                                             $  364,570,307

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Money Market Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 10.4%
$    1,000,000  Alabama Power Co., Ser HH,
                  0.421%, 2/1/11                          $    1,038,391
       440,000  AT&T Wireless Services Inc.,
                  0.750%, 3/1/11                                 468,500
       995,000  Bank of America, 1.431%, 8/1/10                1,005,166
       150,000  Bear Stearns Company (JPM),
                  0.869%, 7/19/10                                152,235
       135,000  Bear Stearns Company (JPM),
                  1.081%, 10/28/10                               137,619
     1,250,000  Canada Mortgage & Housing Corp.,
                  0.959%, 4/1/10                               1,250,000
       701,000  Caterpillar Financial Services Corp,
                  0.656%, 12/1/10                                721,558
       750,000  Caterpillar Financial Services Corp,
                  Ser POWR, 0.740%, 12/15/10                     775,813
       150,000  Caterpiller Financial Services Corp,
                  0.320%, 6/1/10                                 151,011
       695,000  ConocoPhillips, 0.328%, 2/15/11                  747,314
     1,550,000  ConocoPhillips, 0.283%, 5/25/10                1,569,741
     2,900,000  Countrywide Financial Corp.,
                  Ser MTNA, 0.451%, 6/15/10                    2,924,434
     3,160,000  Credit Suisse USA, Inc., 0.714%, 8/15/10       3,209,144
       800,000  Credit Suisse USA, Inc., 0.582%, 3/2/11          834,078
       450,000  Deutsche Bank AG London,
                  0.628%, 10/12/10                               460,416
     2,625,000  EI du Pont de Nemours & Co.,
                  0.519%, 4/30/10                              2,632,535
       350,000  Export Development Canada,
                  0.928%, 4/1/10                                 350,000
       100,000  General Electric Capital Corp.,
                  0.750%, 10/21/10                               102,358
       225,000  General Electric Capital Corp., Ser MTNA,
                  0.549%, 11/15/10                               233,694
     1,552,000  General Electric Capital Corp., Ser MTNA,
                  0.337%, 9/13/10                              1,579,137
       253,000  General Electric Capital Corp.,
                  0.696%, 2/1/11                                 262,485
       300,000  Georgia Power Company, Ser S,
                  0.816%, 1/15/11                                307,496
       295,000  JPMorgan Chase & Co.,
                  0.433%, 11/15/10                               302,333
       162,000  JPMorgan Chase & Co., 0.681%, 1/17/11            167,026
       107,000  Toyota Motor Credit Corp.,
                  1.093%, 12/15/10                               109,475
       156,000  US Bancorp, Ser MTNP, 1.165%, 7/29/10            157,690
       125,000  Wells Fargo & Co., Ser MTN,
                  0.420%, 10/29/10                               127,540
     2,125,000  Wells Fargo & Co., 1.148%, 8/9/10              2,151,242
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                     $   23,928,431
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 5.3%
     2,200,000  AMP OH Elec Rev UTGO BANS,
                  Ser 2009 B, Class B, 2.00%, 10/28/10         2,206,341
     1,000,000  Butler Cnty OH LTGO BANS, Ser 2009,
                  1.65%, 5/6/10                                1,000,000
     1,100,000  City of Mason OH Rev Notes, Ser 2010,
                  1.50%, 2/2/11                                1,102,740
     1,500,000  County of Franklin OH Rev Notes,
                  Ser 2010, 1.10%, 3/11/11                     1,502,793
     3,800,000  Ramapo NY UTGO BANS, Ser 2009,
                  Class B, 2.00%, 12/15/10                     3,816,719
     2,500,000  Woodbridge CT UTGO BANS, Ser 2009,
                  2.00%, 8/26/10                               2,501,685
--------------------------------------------------------------------------------
                TOTAL TAXABLE MUNICIPAL BONDS             $   12,130,278
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.4%
       800,000  FFCB, 3.00%, 3/3/11                              818,426
       250,000  FHLB, Ser 1, 0.50%, 10/29/10                     250,281
       100,000  FHLB, 0.80%, 4/21/10                             100,012
     3,500,000  FHLB, 0.88%, 1/20/11                           3,510,496
       100,000  FHLB, 2.38%, 4/30/10                             100,143
       100,000  FHLB, Ser 616, 4.63%, 2/18/11                    103,640
     2,000,000  FHLB, Ser KU10, 4.75%, 8/13/10                 2,031,324
       247,000  FNMA, 4.38%, 9/13/10                             251,535
     6,700,000  FNMA , 6.25%, 2/1/11                           6,988,695
     4,827,586  Overseas Private Investment Corp.,
                  Ser B, 0.16%, 3/15/17                        4,827,586
     6,082,759  Overseas Private Investment Corp.,
                  Ser B, 0.16%, 3/15/17                        6,082,758
    12,400,000  Overseas Private Investment Corp.
                  FRN COP, 0.16%, 5/15/21                     12,400,000
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS                               $   37,464,896
--------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 1.9%
     4,311,000  BNP Paribas Finance, Inc.,
                  0.000%, 4/1/10                          $    4,311,000
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 66.1%
     3,150,000  Agra Enterprises LLC, (LOC: US Bank N.A.)
                  Ser 2004, 0.650%, 1/7/10                     3,150,000
       100,000  Alachua Co FL HFA MFH Rev (Brookside
                  Apts), (LOC: FNMA) Ser 2002, Class B,
                  0.400%, 4/7/10                                 100,000
     1,020,000  Alameda Co CA IDA Rev (Golden West
                  Paper), (LOC: Comerica Bank)
                  Ser 2008, 0.480%, 5/1/10                     1,020,000
     1,950,000  Andrew W Mellon Foundation NY,
                  Ser 2008, 0.310%, 4/5/10                     1,950,000
       600,000  Bayloff Properties LLC, (LOC: National
                  City Bank) Ser 1998, 0.420%, 1/7/10            600,000
       500,000  Berks Co PA IDA Rev, (LOC: Wachovia
                  Bank N.A.) Ser 1996, Class B,
                  0.300%, 4/5/10                                 500,000

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND
                NOTES -- 66.1% (CONTINUED)
$      730,000  CA Infra & Econ Dev Bk IDR (Studio
                  Moulding), (LOC: Comerica Bank)
                  Ser 2001, Class B, 3.250%, 4/5/10       $      730,000
     5,142,000  Campus Research Corp, (LOC: Wells
                  Fargo Bank N.A.) Ser A, 0.230%, 1/7/10       5,142,000
       305,000  Carmel IN IDR (Telamon Corp),
                  (LOC: Bank of America N.A.) Ser 1996,
                  Class A, 0.800%, 1/7/10                        305,000
       275,000  Carmel IN IDR (Telamon Corp)
                  Ser 1996 B, (LOC: Bank of America N.A.)
                  Ser 1996, Class B, 0.550%, 1/7/10              275,000
       640,000  Century Motors Acura (Elizabeth
                  Connelley Trust), (LOC: US Bank N.A.)
                  Ser 00-1, 0.650%, 1/7/10                       640,000
       395,000  CO HFA REV, (LOC: US Bank N.A.)
                  Ser 2007, Class B, 0.600%, 4/5/10              395,000
       200,000  Concordia College, (LOC: Bank of
                  America N.A.) 0.270%, 1/1/10                   200,000
       185,000  Connelly & Brueshaber #1,
                  (LOC: US Bank N.A.) Ser 2007,
                  0.650%, 1/7/10                                 185,000
       125,000  Connelly/Brueshaber Parternship #1,
                  (LOC: US Bank N.A.) Ser 2000,
                  0.650%, 1/7/10                                 125,000
     1,500,000  Cuyahoga Co OH Rev Subser B1,
                  (SPA: JPMorgan Chase Bank) Ser 2004,
                  0.200%, 4/5/10                               1,500,000
     2,665,000  D & I Properties LLC, (LOC: Wells Fargo
                  Bank N.A.) Ser 2004, 0.400%, 1/6/10          2,665,000
       210,000  Delaware St Economic Dev Auth Rev ,
                  (LOC: PNC Bank N.A.) Ser 2007 ,
                  Class C, 0.300%, 4/15/10                       210,000
     2,175,000  Diaz-Upton LLC, (LOC: State Street Bank)
                  0.300%, 1/1/10                               2,175,000
     1,500,000  District of Columbia Rev
                  (Pew Charitable), (LOC: PNC Bank N.A.)
                  Ser 2008, Class B, 0.280%, 4/5/10            1,500,000
     6,855,000  Driftwood Landing Corp., (LOC: National
                  City Bank) Ser 2002, 0.340%, 1/7/10          6,855,000
       200,000  Dublin Building LLC, (LOC: National
                  City Bank) Ser 1997, 0.420%, 1/7/10            200,000
       558,000  Fitch Denney Funeral Home,
                  (LOC: FHLB) 0.420%, 1/7/10                     558,000
       310,000  FL Hsg Fin Corp. MFH (Avalon Reserve),
                  (LOC: FNMA) Ser 2003 ,
                  0.440%, 4/15/10                                310,000
       270,000  FL Hsg Fin Corp. Rev (Heritage),
                  (LOC: FNMA) Ser 1999,
                  0.400%, 4/15/10                                270,000
       150,000  FL Hsg Fin Corp. Rev (Valencia),
                  (LOC: FNMA) Ser 1999 G-2, Class G,
                  0.400%, 4/15/10                                150,000
       505,000  Goson Project, (LOC: FHLB) Ser 1997,
                  0.400%, 1/7/10                                 505,000
     3,330,000  Grasshopper Investments 144a,
                  (LOC: US Bank N.A.) Ser 2004,
                  0.650%, 1/7/10                               3,330,000
       220,000  Halton Group Americas Inc,
                  (LOC: US Bank N.A.) Ser 2007,
                  0.470%, 1/7/10                                 220,000
       395,000  Hyde Park United Methodist Church,
                  (LOC: US Bank N.A.) Ser 2002,
                  0.650%, 1/7/10                                 395,000
       315,000  Iowa Fin Auth Multi Family Dev,
                  (LOC: FHLB) Ser 2006, Class B,
                  0.670%, 4/5/10                                 315,000
     1,900,000  Jacksonville FL Ed Facs Rev,
                  (LOC: Wachovia Bank N.A.) Ser 2004,
                  0.400%, 4/5/10                               1,900,000
     9,000,000  Jacksonville FL Health Auth Hosp Facs
                  Rev, (LOC: Bank of America N.A.)
                  Ser 2003 A, Class A, 0.250%, 4/5/10          9,000,000
       855,000  JL Capital One LLC, (LOC: Wells Fargo
                  Bank N.A.) Ser 2002, 0.280%, 1/7/10            855,000
     4,855,000  Kamps Capital LLC, (LOC: FHLB)
                  Ser 2003, 0.330%, 1/7/10                     4,855,000
     6,000,000  KMS Fed Ex LP, Ser 2006, 0.450%, 2/1/36        6,000,000
     1,400,000  KS St Dev Fin Auth Rev, (LOC: FHLB)
                  Ser 2002, Class O, 0.370%, 4/5/10            1,400,000
       320,000  La Crosse WI IDR (GGP Inc), (LOC: Wells
                  Fargo Bank N.A.) Ser 2007 B, Class B,
                  0.300%, 4/5/10                                 320,000
     1,000,000  Labcon North America, Ser 2010,
                  0.410%, 1/1/40                               1,000,000
       370,000  Lake Oswego OR Redev Agy Tax
                  Incrmnt Rev, (LOC: Wells Fargo
                  Bank N.A.) Ser 2005 B, Class B,
                  0.250%, 4/5/10                                 370,000
     5,426,000  Lee Family Partnership, (LOC: FHLB)
                  Ser 2004, 0.370%, 1/7/10                     5,426,000
     7,350,000  Lexington Financial Services,
                  (LOC: LaSalle Bank) 0.250%, 1/7/10           7,350,000
     2,030,000  Livingston Co NY IDA Civic Fac Rev,
                  (LOC: HSBC) Ser 2007, Class B,
                  0.400%, 4/5/10                               2,030,000
       900,000  Mason City Clinic, (LOC: Wells Fargo
                  Bank N.A.) Ser 1992, 0.280%, 1/6/10            900,000
       370,000  MBE Investment Company LLC,
                  (LOC: FHLB) 0.500%, 1/7/10                     370,000
       950,000  MI St Hsg Dev Auth Multi-Family Rev
                  (Canterbury Apts), (LOC: FHLB)
                  Ser 2003, Class B, 0.550%, 4/5/10              950,000
     3,850,000  MI St Strategic Fd Ltd Oblig Rev
                  (MOT LLC - Ser B), (LOC: JP Morgan
                  Chase Bank) Ser 2004 B, Class B,
                  0.400%, 4/5/10                               3,850,000

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
                VARIABLE RATE DEMAND
                NOTES -- 66.1% (CONTINUED)
$    4,100,000  Midwestern Univ Ill Ed Ln, (LOC: Royal
                  Bank of Canada) Ser 2009 A, Class A,
                  0.280%, 4/5/10                          $    4,100,000
     1,934,000  Mill Street Village LLC, (LOC: FHLB)
                  0.540%, 1/7/10                               1,934,000
       730,000  Montgomery Co NY IDA Rev (CNB Fin
                  Corp), (LOC: FHLB) Ser 1996 A, Class A,
                  0.900%, 5/6/10                                 730,000
     5,840,000  Mountain Agency Inc,
                  (LOC: US Bank N.A.) 0.380%, 1/7/10           5,840,000
       585,000  New York NY IDA Civic Fac Rev,
                  (LOC: HSBC) Ser 2004, Class B,
                  0.700%, 1/7/10                                 585,000
     1,850,000  NGSP Inc, (LOC: Bank of America N.A.)
                  Ser 2006, 0.000%, 1/7/10                     1,850,000
     4,500,000  OH St Higher Ed Fac Rev (Case Western),
                  (SPA: Landesbank Heeson-Thuringen)
                  Ser 2002, Class A, 0.190%, 5/3/10            4,500,000
     5,800,000  OH St Wtr Dev Auth PCR Facs Rev,
                  (LOC: Barclays Bank PLC) Ser 2006,
                  Class A, 0.300%, 5/3/10                      5,800,000
       300,000  Orange Co FL Sch Brd COP,
                  (LOC: Wachovia Bank) Ser 2008 E,
                  Class E, 0.200%, 4/5/10                        300,000
     5,435,000  OSF Finance Company LLC,
                  (LOC: National City Bank)
                  0.320%, 1/7/10                               5,435,000
     1,015,000  Pittsburgh Technical Institute,
                  (LOC: Wells Fargo Bank N.A.) Ser 1999,
                  0.230%, 1/7/10                               1,015,000
     1,250,000  Plymouth WI IDR REV, (LOC: FHLB)
                  Ser 1998, 0.440%, 4/5/10                     1,250,000
     1,493,000  Progress Industrial Properties, Inc.,
                  (Confirming LOC: FHLB)
                  0.400%, 1/7/10                               1,493,000
     3,700,000  Puerto Rico Cmnwlth UTGO,
                  (LOC: UBS A.G.) Ser 2007 A-6,
                  0.180%, 4/5/10                               3,700,000
     6,300,000  Raleigh NC COP, (LOC: Wachovia
                  Bank N.A.) Ser 2008 , 0.250%, 4/5/10         6,300,000
       500,000  Rise Inc, (LOC: Wells Fargo Bank N.A.)
                  Ser 2002, 0.280%, 1/7/10                       500,000
     1,000,000  Rock Spring Club, (LOC: PNC Bank N.A.)
                  Ser 2000, 0.340%, 1/7/10                     1,000,000
       720,000  San Juan Regional Medical Center,
                  (LOC: Scotia Bank) 0.350%, 2/11/10             720,000
       300,000  Sarasota Co FL Pub Hosp Dist Rev,
                  (LOC: Northern Trust Co) Ser 2008,
                  Class A, 0.180%, 4/5/10                        300,000
     1,820,000  Schmitz Ready Mix Inc,
                  (LOC: US Bank N.A.) 0.370%, 1/7/10           1,820,000
     4,220,000  Springfield MO Redev Auth Rev
                  (Univ Plaza Hotel), (LOC: Bank of
                  America N.A.) Ser 2003, 0.400%, 4/5/10       4,220,000
     2,205,000  St James Properties, (LOC: FHLB)
                  Ser 2004, 0.650%, 1/7/10                     2,205,000
     1,535,000  St Paul MN Port Auth Dist,
                  (LOC: Deutsche Bank A.G.) Ser 2009 ,
                  0.300%, 4/5/10                               1,535,000
       840,000  Stonehedge Enterprises, (LOC: FHLB)
                  0.500%, 1/7/10                                 840,000
       100,000  Terre Haute IN Intl Arprt Auth Rev
                  (Tri Aerospace), (LOC: Northern Trust)
                  Ser 2001, Class T, 1.250%, 4/5/10              100,000
       400,000  Vermont Educational & Health Buildings
                  Financing Agency Rev Bonds,
                  (LOC: TD Banknorth N.A.) Ser 2007 ,
                  Class A, 0.200%, 5/3/10                        400,000
       635,000  VT Edl & Hlth Bldgs,
                  (LOC: TD Banknorth N.A.) Ser 2008,
                  Class A, 0.200%, 5/3/10                        635,000
     1,400,000  WA St Hsg Fin Commn MFH Rev
                  (Vintage Pj), (LOC: FNMA) Ser 2003 B,
                  Class B, 0.290%, 4/15/10                     1,400,000
       845,000  WA St Hsg Fin MFH Rev (Brittany Park),
                  (LOC: FNMA) Ser 1998, Class B,
                  0.290%, 5/3/10                                 845,000
       421,000  WAI Enterprises LLC, (LOC: FHLB)
                  Ser 2004, 0.650%, 1/7/10                       421,000
       435,000  Washington MO IDA Indl Rev,
                  (LOC: US Bank N.A.) Ser 2006,
                  0.270%, 4/5/10                                 435,000
       537,000  West Point Market, Inc., (LOC: FHLB)
                  Ser 2000, 0.500%, 5/6/10                       537,000
       500,000  Westgate Investment Fund, (LOC: Wells
                  Fargo Bank N.A.) Ser 2005,
                  0.230%, 1/7/10                                 500,000
       530,000  Windsor Med Ctr, (LOC: FHLB) Ser 1997,
                  0.400%, 1/7/10                                 530,000
     2,890,000  Yankee Hill Housing LP, (LOC: Wells
                  Fargo Bank N.A.) Ser 2005,
                  0.280%, 1/7/10                               2,890,000
     1,725,000  Yuengling Beer Co., Inc., (LOC: PNC
                  Bank N.A.) Ser 99A, 0.450%, 1/1/10           1,725,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES          $  151,441,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                                     VALUE
--------------------------------------------------------------------------------
                INVESTMENT FUNDS -- 0.0%
           851  Brown Brothers Harriman Cash
                  Sweep Account                           $          851
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.1%
                (Cost $229,276,456)                       $  229,276,456

                LIABILITIES IN
                EXCESS OF OTHER ASSETS -- (0.1%)                (152,401)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                      $  229,124,055
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes

COP - Certificates of Participation

FFCB - Federal Farm Credit Bank

FNMA - Federal National Mortgage Association

FHLB - Federal Home Loan Bank

FRN - Floating Rate Note

HFA - Housing Finance Authority/Agency

IDA - Industrial Development Authority/Agency

IDR - Industrial Development Revenue

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $3,330,000 or 1.5% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION        LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand
  Notes            $   --     $  151,441,000    $      --    $  151,441,000
U.S. Government
  Agency
  Obligations          --         37,464,896           --        37,464,896
Corporate Bonds        --         23,928,431           --        23,928,431
Municipal Bonds        --         12,130,278           --        12,130,278
Commercial Paper       --          4,311,000           --         4,311,000
Investment Funds       851               --            --               851
                                                             ==============
                                                             $  229,276,456

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2010" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                                      EXPENSES
                                                             NET EXPENSE       BEGINNING           ENDING           PAID DURING
                                                                RATIO           ACCOUNT            ACCOUNT        THE SIX MONTHS
                                                             ANNUALIZED          VALUE              VALUE              ENDED
                                                              MARCH 31,       OCTOBER 1,          MARCH 31,          MARCH 31,
                                                                2010             2009               2010               2010*
------------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
   Class A     Actual                                            0.90%      $      1,000.00    $    1,046.90      $       2.45
   Class A     Hypothetical                                      0.90%      $      1,000.00    $    1,022.54      $       2.42

   Class C     Actual                                            1.65%      $      1,000.00    $    1,042.70      $       5.30
   Class C     Hypothetical                                      1.65%      $      1,000.00    $    1,019.75      $       5.24

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (Continued)

                                                                                                                      EXPENSES
                                                             NET EXPENSE       BEGINNING           ENDING           PAID DURING
                                                                RATIO           ACCOUNT            ACCOUNT        THE SIX MONTHS
                                                             ANNUALIZED          VALUE              VALUE              ENDED
                                                              MARCH 31,       OCTOBER 1,          MARCH 31,          MARCH 31,
                                                                2010             2009               2010               2010*
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
   Class A     Actual                                             1.05%     $     1,000.00     $    1,081.70      $       5.45
   Class A     Hypothetical                                       1.05%     $     1,000.00     $    1,019.70      $       5.29

   Class C     Actual                                             1.80%     $     1,000.00     $    1,077.20      $       9.32
   Class C     Hypothetical                                       1.80%     $     1,000.00     $    1,015.96      $       9.05

   Class Y     Actual                                             0.80%     $     1,000.00     $    1,081.60      $       4.15
   Class Y     Hypothetical                                       0.80%     $     1,000.00     $    1,020.94      $       4.03

INSTITUTIONAL MONEY MARKET
               Actual                                             0.20%     $     1,000.00     $    1,001.90      $       1.00
               Hypothetical                                       0.20%     $     1,000.00     $    1,023.90      $       1.01

MONEY MARKET
   Class A     Actual                                             0.61%     $     1,000.00     $    1,000.00      $       3.04
   Class A     Hypothetical                                       0.61%     $     1,000.00     $    1,021.89      $       3.07

   Class S     Actual                                             0.61%     $     1,000.00     $    1,000.00      $       3.04
   Class S     Hypothetical                                       0.61%     $     1,000.00     $    1,021.89      $       3.07

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 19, 2009, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Investment Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the applicable Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waived advisory fees for each Fund. The Board also noted that the Advisor pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds. The Board also considered that affiliates of the Advisor may benefit from certain indirect tax benefits, including those relating to dividend received deductions.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered, among other data, the Funds' respective performance results during the six-, twelve- and thirty-six month periods ended September 30, 2009 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived advisory fees for each Fund in order to reduce the Funds' respective operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Touchstone Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds' assets to be invested in the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account management's discussion of the Fund's expenses, including the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-, twelve- and thirty-six month periods ended September 30, 2009 was in the 2nd quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Touchstone High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board also noted that the Advisor had implemented reductions to the Fund's advisory fee schedule effective August 2009. The Fund's performance for the six-, twelve- and thirty-six month periods ended September 30, 2009 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was waiving its entire advisory fee. The Fund's performance for the six-, twelve- and thirty-six month periods ended September 30, 2009 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account management's discussion of the Fund's expenses and Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-, twelve and thirty-six month periods ended September 30, 2009 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund's assets increased. The Board noted that the current advisory fee for the Touchstone Money Market Fund currently reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------


In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the applicable Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board also compared the sub-advisory fees paid to the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and considered the following information:

Touchstone Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's sub-advisory fee was above the median of its peer group. The Board also noted that the Fund's sub-advisory fee had recently been lowered effective August 2009. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------


Touchstone Institutional Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month, twelve-month and thirty-six month periods ended September 30, 2009 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with that Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc. * Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds. A Member of Western & Southern Financial Group(R)

      THE PRIVACY PROTECTION POLICY IS NOT PART OF THE SEMI-ANNUAL REPORT.

[LOGO] TOUCHSTONE INVESTMENTS(R)

303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

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TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203 800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICEs
800.543.0407

* A Member of Western & Southern Financial Group


                                                            TSF-55-TINT-SAR-1003

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)

/s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  June 2, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  June 2, 2010

/s/ Terrie A. Wiedenheft
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Terrie A. Wiedenheft
Controller & Treasurer

Date:  June 2, 2010